UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

1.804849.103

LTB-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Time Warner Cable, Inc. 5.85% 5/1/17 (c)	$ 1,328,000	$ 1,309,113
Univision Communications, Inc. 3.875% 10/15/08	1,680,000	1,629,600
		2,938,713
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	1,520,000	1,509,942
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gazstream SA 5.625% 7/22/13 (c)	2,425,935	2,418,657
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,180,000	1,194,750
		3,613,407
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	805,000	795,501
Insurance - 0.2%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	3,123,231
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	645,000	626,446
UDR, Inc. 5.5% 4/1/14	1,470,000	1,439,634
		2,066,080
Real Estate Management & Development - 0.1%
Realogy Corp. 7.5% 10/15/16 (c)	1,770,000	1,770,000
TOTAL FINANCIALS		7,754,812
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,535,625
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	500,000	503,750
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,095,000	2,194,513
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Airlines pass thru trust certificates:
7.032% 4/1/12	$ 800,478	$ 814,486
7.186% 10/1/12	1,987,712	2,024,982
		5,537,731
TOTAL INDUSTRIALS		7,073,356
UTILITIES - 0.5%
Electric Utilities - 0.3%
Commonwealth Edison Co. 5.4% 12/15/11	842,000	826,806
Nevada Power Co. 6.5% 5/15/18	3,950,000	4,099,705
		4,926,511
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	1,645,000	1,461,089
Multi-Utilities - 0.1%
TECO Energy, Inc. 7% 5/1/12	1,500,000	1,571,948
TOTAL UTILITIES		7,959,548
TOTAL NONCONVERTIBLE BONDS (Cost $30,865,421)		30,849,778
U.S. Government and Government Agency Obligations - 26.9%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,622,162
5% 2/16/12	18,000,000	17,859,438
Federal Home Loan Bank 5.375% 8/19/11	10,035,000	10,112,500
Freddie Mac:
5.25% 7/18/11	24,105,000	24,170,831
5.25% 11/5/12	1,405,000	1,393,360
5.75% 1/15/12	24,318,000	24,870,870
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		83,029,161
U.S. Treasury Inflation Protected Obligations - 6.4%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	30,342,200	28,930,051
2% 4/15/12	5,058,400	4,932,289
2% 1/15/14	42,441,728	41,127,499
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 7/15/14	$ 28,316,600	$ 27,413,526
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		102,403,365
U.S. Treasury Obligations - 15.3%
U.S. Treasury Notes:
4.25% 8/15/14	10,000,000	9,616,410
4.5% 4/30/12 (b)(d)	50,874,000	50,087,750
4.75% 1/31/12 (b)	35,000,000	34,835,920
4.75% 5/15/14 (b)	152,695,000	151,573,601
TOTAL U.S. TREASURY OBLIGATIONS		246,113,681
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $441,137,148)		431,546,207
U.S. Government Agency - Mortgage Securities - 8.8%

Fannie Mae - 5.7%
3.724% 10/1/33 (h)	176,048	173,616
3.75% 9/1/33 (h)	716,240	706,697
3.75% 1/1/34 (h)	159,780	157,333
3.757% 10/1/33 (h)	160,346	159,411
3.787% 6/1/34 (h)	767,532	752,357
3.826% 4/1/33 (h)	482,015	483,449
3.85% 10/1/33 (h)	4,037,680	3,995,615
3.945% 5/1/33 (h)	53,055	52,743
3.995% 10/1/18 (h)	110,331	109,205
4% 8/1/18	2,941,237	2,754,278
4.021% 4/1/33 (h)	45,833	45,789
4.084% 2/1/35 (h)	77,262	77,297
4.1% 1/1/35 (h)	262,849	263,207
4.167% 1/1/35 (h)	347,162	340,497
4.25% 2/1/35 (h)	175,449	172,267
4.257% 1/1/34 (h)	455,060	450,621
4.277% 10/1/33 (h)	68,733	68,184
4.277% 5/1/35 (h)	177,245	177,715
4.281% 8/1/33 (h)	294,585	294,574
4.291% 3/1/33 (h)	182,468	183,734
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.292% 3/1/35 (h)	$ 142,711	$ 142,791
4.303% 3/1/33 (h)	83,558	81,946
4.313% 6/1/33 (h)	90,254	90,826
4.322% 4/1/35 (h)	85,706	85,518
4.347% 1/1/35 (h)	182,167	179,338
4.365% 2/1/34 (h)	335,982	333,083
4.397% 2/1/35 (h)	262,250	257,838
4.401% 5/1/35 (h)	114,652	114,658
4.412% 12/1/33 (h)	7,163,351	7,048,601
4.425% 5/1/35 (h)	467,691	466,611
4.429% 3/1/35 (h)	242,897	238,922
4.443% 8/1/34 (h)	475,487	471,623
4.487% 3/1/35 (h)	528,446	520,431
4.5% 8/1/33 to 3/1/35	1,461,808	1,352,607
4.503% 2/1/35 (h)	132,888	133,386
4.505% 2/1/35 (h)	898,621	905,829
4.509% 3/1/35 (h)	513,575	506,080
4.511% 2/1/35 (h)	82,194	82,391
4.516% 10/1/35 (h)	81,717	81,245
4.518% 2/1/35 (h)	2,446,058	2,429,899
4.52% 1/1/35 (h)	194,098	193,214
4.522% 7/1/35 (h)	548,503	546,415
4.567% 2/1/35 (h)	468,181	462,073
4.575% 2/1/35 (h)	1,651,981	1,630,249
4.575% 7/1/35 (h)	647,257	648,599
4.588% 11/1/34 (h)	471,702	466,474
4.594% 7/1/34 (h)	5,513,626	5,489,758
4.631% 2/1/35 (h)	4,250,584	4,197,273
4.647% 3/1/35 (h)	1,095,403	1,101,253
4.66% 11/1/34 (h)	562,994	557,881
4.706% 10/1/34 (h)	560,893	556,329
4.719% 3/1/35 (h)	56,399	56,746
4.725% 7/1/34 (h)	440,236	437,331
4.732% 12/1/34 (h)	373,188	369,825
4.766% 12/1/34 (h)	147,570	146,303
4.802% 6/1/35 (h)	744,808	746,085
4.806% 11/1/34 (h)	466,853	463,271
4.812% 2/1/33 (h)	221,445	223,298
4.856% 10/1/34 (h)	1,846,341	1,834,901
4.87% 5/1/33 (h)	5,989	6,028
4.881% 8/1/34 (h)	141,152	141,276
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.888% 10/1/35 (h)	$ 343,202	$ 342,617
4.947% 8/1/34 (h)	1,529,201	1,523,525
5.025% 7/1/34 (h)	70,796	70,579
5.059% 5/1/35 (h)	923,795	930,888
5.07% 9/1/34 (h)	1,365,738	1,362,050
5.084% 9/1/34 (h)	150,222	149,850
5.131% 1/1/36 (h)	1,283,965	1,282,953
5.16% 5/1/35 (h)	1,673,161	1,666,178
5.163% 5/1/35 (h)	581,759	579,116
5.165% 8/1/33 (h)	220,222	220,476
5.17% 6/1/35 (h)	656,037	659,535
5.175% 3/1/35 (h)	82,451	82,252
5.197% 5/1/35 (h)	1,783,840	1,777,728
5.219% 4/1/36 (h)	2,465,430	2,469,584
5.268% 11/1/36 (h)	626,643	627,450
5.315% 7/1/35 (h)	80,829	81,345
5.328% 12/1/34 (h)	229,323	229,394
5.371% 2/1/36 (h)	237,744	238,015
5.48% 2/1/36 (h)	2,855,204	2,859,684
5.5% 9/1/10 to 9/1/24	4,345,804	4,308,417
5.532% 11/1/36 (h)	1,259,422	1,262,041
5.605% 1/1/36 (h)	828,388	830,925
5.833% 1/1/36 (h)	586,579	588,885
5.837% 3/1/36 (h)	1,892,745	1,903,626
6% 5/1/16 to 4/1/17	914,250	925,925
6.5% 12/1/13 to 3/1/35	11,420,841	11,723,272
6.606% 9/1/36 (h)	2,508,090	2,537,761
7% 2/1/09 to 6/1/33	2,107,743	2,200,072
7.5% 8/1/17 to 9/1/28	693,006	727,203
8.5% 6/1/11 to 9/1/25	118,319	125,704
9.5% 2/1/25	21,260	22,876
10.5% 8/1/20	20,493	23,266
11% 8/1/15	116,704	122,456
12.5% 12/1/13 to 4/1/15	12,976	14,904
TOTAL FANNIE MAE		91,687,346
Freddie Mac - 0.6%
4.081% 1/1/35 (h)	589,128	587,086
4.166% 1/1/34 (h)	1,929,067	1,902,245
4.288% 2/1/35 (h)	423,686	423,342
4.29% 3/1/35 (h)	188,360	187,331
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.299% 12/1/34 (h)	$ 236,385	$ 231,772
4.342% 3/1/35 (h)	375,253	367,727
4.377% 2/1/35 (h)	443,787	435,053
4.425% 3/1/35 (h)	226,204	221,607
4.427% 2/1/34 (h)	197,029	194,832
4.429% 6/1/35 (h)	293,642	291,712
4.456% 3/1/35 (h)	244,066	239,531
4.541% 2/1/35 (h)	405,252	398,038
4.777% 3/1/33 (h)	79,635	80,606
4.991% 4/1/35 (h)	1,026,376	1,029,559
5.124% 4/1/35 (h)	1,019,146	1,011,535
5.538% 1/1/36 (h)	1,360,505	1,358,661
8.5% 9/1/24 to 8/1/27	90,213	96,765
10% 5/1/09	1,589	1,615
10.5% 5/1/21	16,901	17,500
11% 12/1/11	1,327	1,400
11.5% 10/1/15	6,277	7,041
11.75% 10/1/10	7,641	8,207
TOTAL FREDDIE MAC		9,093,165
Government National Mortgage Association - 2.5%
4.25% 7/20/34 (h)	570,753	567,138
6.5% 6/1/37 (d)	38,000,000	38,866,962
7% 7/15/28 to 11/15/28	527,136	550,260
7.5% 2/15/28 to 10/15/28	8,540	8,965
8% 6/15/24 to 10/15/24	7,491	7,907
8.5% 4/15/17 to 10/15/21	106,841	115,193
11% 7/20/19 to 8/20/19	7,413	8,517
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		40,124,942
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $141,284,046)		140,905,453
Asset-Backed Securities - 0.6%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (c)(h)	1,420,000	1,419,982
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	1,065,156	1,058,424
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities, Inc. Series 2005-HE2 Class M2, 6.07% 2/25/35 (h)	$ 570,000	$ 549,473
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	245,000	244,520
Class C, 5.77% 5/20/10 (c)	235,000	235,448
Class D, 6.15% 4/20/11 (c)	400,000	402,616
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (c)(h)	215,000	141,900
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	724,022
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	854,057
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	583,223
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	1,030,000	1,021,503
Long Beach Mortgage Loan Trust Series 2006-7 Class M11, 7.82% 8/25/36 (h)	1,000,000	427,500
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	1,028,584
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(h)	700,000	350,000
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	955,000	952,738
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (c)(h)	825,000	573,891
TOTAL ASSET-BACKED SECURITIES (Cost $11,411,964)		10,567,881
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 0.2%
Merrill Lynch Mortgage Investors, Inc. Series 2003-E Class XA1, 1% 10/25/28 (h)(j)	4,765,190	15,296
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 8.17% 7/10/35 (c)(h)	742,632	757,484
Series 2003-CB1:
Class B4, 6.97% 6/10/35 (c)(h)	695,344	704,905
Class B5, 7.57% 6/10/35 (c)(h)	472,834	480,517
Class B6, 8.07% 6/10/35 (c)(h)	282,773	288,429
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (h)	650,000	394,875
TOTAL PRIVATE SPONSOR		2,641,506
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 2.8%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	$ 2,939,291	$ 2,925,911
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (h)	5,045,160	5,056,621
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,512,335
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,820,018
Series 2006-4 Class PB, 6% 9/25/35	2,955,000	2,960,907
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	881,008	876,942
Series 2004-3 Class BA, 4% 7/25/17	143,538	137,948
Series 2004-45 Class AV, 4.5% 10/25/22	1,291,286	1,279,050
Series 2004-86 Class KC, 4.5% 5/25/19	631,254	610,392
Series 2004-91 Class AH, 4.5% 5/25/29	1,318,467	1,277,981
Freddie Mac planned amortization class:
Series 2104 Class PG, 6% 12/15/28	1,386,492	1,395,400
Series 2356 Class GD, 6% 9/15/16	972,167	981,212
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,070,161
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	1,308,360	1,320,107
Series 2645 Class PW, 3.25% 7/15/26	4,352,194	4,217,344
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,460,576
Series 2952 Class EC, 5.5% 11/15/28	2,785,000	2,772,679
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,727,208
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,483,759
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	3,026,332	2,932,557
Series 2809 Class UA, 4% 12/15/14	711,684	699,359
Series 3117 Class PC, 5% 6/15/31	4,000,000	3,913,284
TOTAL U.S. GOVERNMENT AGENCY		45,431,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,197,055)		48,073,257
Commercial Mortgage Securities - 0.9%
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.7475% 8/13/39 (c)(h)(j)	$ 5,227,242	$ 90,496
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,999,639
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1, 5.269% 1/15/49	615,000	612,859
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	3,824,093	3,870,678
Ginnie Mae guaranteed Multi-family pass-thru securities sequential payer Series 2002-35 Class C, 5.8787% 10/16/23 (h)	162,130	163,566
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,876,940
sequential payer Series 2003-47 Class C, 4.227% 10/16/27	2,829,594	2,751,812
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8584% 12/10/41 (h)(j)	12,147,495	238,967
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	370,960	370,108
Series 2007-C2 Class A1, 5.226% 2/15/40	465,736	463,501
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,776,008)		14,438,566
Fixed-Income Funds - 61.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	1,211,460	120,213,140
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	1,569,334	155,207,132
Fidelity Corporate Bond 1-10 Year Central Fund (i)	3,900,657	389,597,571
Fidelity Corporate Bond 1-5 Year Central Fund (i)	300,000	29,955,000
Fidelity Specialized High Income Central Fund (i)	150,068	15,321,943
Fidelity Ultra-Short Central Fund (i)	2,818,888	279,464,574
TOTAL FIXED-INCOME FUNDS (Cost $995,875,014)		989,759,360
Cash Equivalents - 13.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 13,901,053	$ 13,899,000
(Collateralized by U.S. Government Obligations) # (a)	208,943,873	208,913,000
TOTAL CASH EQUIVALENTS (Cost $222,812,000)		222,812,000
TOTAL INVESTMENT PORTFOLIO - 117.7% (Cost $1,906,358,656)		1,888,952,502
NET OTHER ASSETS - (17.7)%		(283,785,983)
NET ASSETS - 100%		$ 1,605,166,519
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 409,000	(9,997)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34	Oct. 2034	400,000	(15,813)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	409,000	(7,956)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34

	August 2034	$ 409,000	$ (8,417)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	625,000	(36,260)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(29,425)
Receive monthly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,400,000	692
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(14,183)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	409,000	(2,162)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(13,487)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 409,000	$ (4,893)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	409,000	(3,858)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(11,510)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	(12,169)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	1,000,000	(177,337)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	36,015	(168)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	93,635	(1,723)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 51,167	$ (500)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(200,259)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	700,000	(20,755)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(653)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	700,000	(9,573)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	700,000	(48,643)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (f)	June 2010	10,000,000	56,242
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (g)

	Dec. 2010	$ 15,000,000	$ 114,150
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (e)	March 2010	6,373,600	57,816
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,405,000	4,942
TOTAL CREDIT DEFAULT SWAPS		47,636,417	(395,899)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	6,425,000	(163,134)
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	15,000,000	(166,533)
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	25,000,000	(452,513)
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	20,000,000	(252,664)
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	30,000,000	68,391
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	60,000,000	277,368
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	$ 15,000,000	$ (94,187)
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	(180)
TOTAL INTEREST RATE SWAPS		186,425,000	(783,452)
		$ 234,061,417	$ (1,179,351)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,836,282 or 1.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,899,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 112,626
BNP Paribas Securities Corp.	159,770
Banc of America Securities LLC	4,672,173
Bank of America, NA	639,081
Barclays Capital, Inc.	1,237,525
Citigroup Global Markets, Inc.	319,541
Countrywide Securities Corp.	1,597,703
Greenwich Capital Markets, Inc.	159,770
Merrill Lynch Government Securities, Inc.	319,541
Societe Generale, New York Branch	1,198,277
UBS Securities LLC	3,195,406
WestLB AG	287,587
$ 13,899,000
$208,913,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	$ 208,913,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,868,718
Fidelity 2-5 Year Duration Securitized Bond Central Fund	4,746,187
Fidelity Corporate Bond 1-10 Year Central Fund	13,166,580
Fidelity Corporate Bond 1-5 Year Central Fund	896,779
Fidelity Specialized High Income Central Fund	784,768
Fidelity Ultra-Short Central Fund	9,867,657
Total	$ 33,330,689
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 121,130,852 *	$ -	$ 120,213,140	4.3%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	156,875,539 *	-	155,207,132	4.5%
Fidelity Corporate Bond 1-10 Year Central Fund	-	424,874,550 *	34,972,651	389,597,571	5.6%
Fidelity Corporate Bond 1-5 Year Central Fund	-	30,000,000 *	-	29,955,000	2.3%
Fidelity Specialized High Income Central Fund	14,777,196	-	-	15,321,943	7.1%
Fidelity Ultra-Short Central Fund	218,844,967	111,366,065 *	50,005,018	279,464,574	1.8%
Total	$ 233,622,163	$ 844,247,006	$ 84,977,669	$ 989,759,360
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,906,185,438. Net unrealized depreciation aggregated $17,232,936, of which $1,604,261 related to appreciated investment securities and $18,837,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

1.804866.103

AMOR-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 72.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 47.0%
3.757% 10/1/33 (e)	$ 241	$ 239
3.787% 6/1/34 (e)	1,204	1,180
3.802% 6/1/33 (e)	192	192
3.835% 5/1/34 (e)	2,029	1,995
3.858% 8/1/33 (e)	222	220
3.945% 5/1/33 (e)	85	84
3.995% 10/1/18 (e)	177	175
4.021% 4/1/33 (e)	74	74
4.027% 3/1/34 (e)	5,043	4,970
4.084% 2/1/35 (e)	129	129
4.115% 4/1/34 (e)	3,402	3,358
4.124% 5/1/34 (e)	2,733	2,699
4.167% 1/1/35 (e)	538	528
4.25% 2/1/35 (e)	263	258
4.277% 2/1/34 (e)	252	249
4.277% 5/1/35 (e)	278	279
4.288% 12/1/33 (e)	241	239
4.292% 3/1/35 (e)	214	214
4.303% 3/1/33 (e)	131	129
4.322% 4/1/35 (e)	122	122
4.347% 1/1/35 (e)	273	269
4.365% 2/1/34 (e)	519	515
4.397% 2/1/35 (e)	402	395
4.401% 5/1/35 (e)	229	229
4.425% 5/1/35 (e)	721	720
4.429% 3/1/35 (e)	374	368
4.443% 8/1/34 (e)	734	728
4.477% 7/1/34 (e)	4,178	4,110
4.5% 4/1/18 to 1/1/37	26,884	25,047
4.5% 6/1/37 (b)	8,000	7,389
4.5% 6/1/37 (b)	42,000	38,790
4.503% 2/1/35 (e)	210	211
4.511% 2/1/35 (e)	128	128
4.52% 1/1/35 (e)	299	297
4.522% 7/1/35 (e)	855	852
4.525% 1/1/20 (e)	1,523	1,502
4.592% 4/1/33 (e)	1,062	1,066
4.725% 7/1/34 (e)	685	680
4.766% 12/1/34 (e)	234	232
4.784% 12/1/35 (e)	1,262	1,258
4.893% 4/1/33 (e)	2,435	2,421
4.927% 7/1/35 (e)	59	59
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/16 to 12/1/34 (d)	$ 90,681	$ 87,021
5% 6/1/37 (b)	4,000	3,805
5% 6/1/37 (b)	9,000	8,562
5% 6/1/37 (b)	10,000	9,513
5.059% 5/1/35 (e)	1,419	1,430
5.135% 7/1/34 (e)	641	640
5.15% 3/1/34 (e)	4,305	4,301
5.167% 3/1/36 (e)	3,639	3,623
5.17% 6/1/35 (e)	1,004	1,009
5.18% 1/1/37 (e)	1,593	1,588
5.22% 11/1/32 (e)	692	691
5.268% 11/1/36 (e)	766	767
5.269% 9/1/35 (e)	210	210
5.282% 8/1/34 (e)	2,183	2,150
5.3% 7/1/35 (e)	935	924
5.314% 3/1/36 (e)	10,047	10,018
5.324% 1/1/32 (e)	217	217
5.37% 6/1/36 (e)	2,146	2,137
5.386% 12/1/36 (e)	1,006	1,005
5.394% 7/1/35 (e)	726	725
5.407% 2/1/37 (e)	770	770
5.5% 1/1/09 to 12/1/35	162,704	159,712
5.5% 6/1/37 (b)	3,000	2,928
5.5% 6/1/37 (b)	34,000	33,187
5.5% 6/1/37 (b)	1,500	1,464
5.5% 6/1/37 (b)	29,000	28,306
5.5% 6/1/37 (b)	1,000	976
5.5% 6/1/37 (b)	6,000	5,856
5.5% 6/12/37 (b)	10,000	9,761
5.58% 6/1/32 (e)	477	478
5.67% 6/1/36 (e)	2,024	2,031
5.681% 10/1/36 (e)	795	796
5.757% 4/1/36 (e)	1,660	1,667
5.798% 11/1/36 (e)	956	960
5.831% 5/1/36 (e)	4,829	4,858
5.833% 1/1/36 (e)	725	727
5.837% 7/1/36 (e)	979	980
5.844% 4/1/36 (e)	465	468
5.884% 3/1/36 (e)	2,184	2,194
5.9% 3/1/36 (e)	2,021	2,031
5.905% 3/1/36 (e)	7,257	7,290
5.942% 12/1/36 (e)	4,438	4,459
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 4/1/08 to 6/1/35	$ 155,957	$ 156,789
6% 6/1/22 (b)	12,000	12,118
6% 6/1/37 (b)	1,000	999
6% 6/12/37 (b)	19,000	18,972
6.022% 9/1/36 (e)	864	870
6.033% 9/1/36 (e)	1,487	1,497
6.038% 4/1/36 (e)	7,506	7,569
6.044% 9/1/36 (e)	1,172	1,176
6.12% 4/1/36 (e)	7,556	7,633
6.272% 6/1/36 (e)	3,700	3,738
6.325% 10/1/36 (e)	12,216	12,356
6.343% 5/1/36 (e)	1,572	1,592
6.352% 8/1/36 (e)	1,919	1,944
6.359% 8/1/46 (e)	391	396
6.431% 6/1/36 (e)	2,239	2,269
6.499% 12/1/36 (e)	208	209
6.5% 5/1/12 to 3/1/37	56,820	58,142
6.54% 4/1/37 (e)	1,459	1,473
6.614% 12/1/36 (e)	465	471
7% 12/1/15 to 4/1/37 (c)	11,471	11,866
7% 6/1/37 (b)	4,820	4,963
7% 6/1/37 (b)	2,725	2,806
7.5% 8/1/22 to 5/1/37	20,789	21,568
8% 12/1/29 to 3/1/37	296	308
8.5% 1/1/16 to 7/1/31	320	342
9% 6/1/09 to 10/1/30	661	712
9.5% 11/1/09 to 8/1/22	128	139
11% 8/1/10	50	53
12.25% 5/1/15	24	27
12.5% 8/1/15 to 3/1/16	29	33
12.75% 2/1/15	5	5
13.5% 9/1/14	4	5
		849,874
Freddie Mac - 24.0%
2.903% 5/1/34 (e)	49	49
3.753% 10/1/33 (e)	3,020	2,971
3.91% 6/1/34 (e)	445	435
4.236% 3/1/34 (e)	2,161	2,131
4.29% 3/1/35 (e)	289	287
4.299% 12/1/34 (e)	371	364
4.425% 3/1/35 (e)	358	351
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.427% 2/1/34 (e)	$ 300	$ 296
4.429% 6/1/35 (e)	470	467
4.456% 3/1/35 (e)	374	367
4.5% 9/1/18 to 8/1/33	7,478	7,033
4.541% 2/1/35 (e)	626	615
4.794% 2/1/36 (e)	361	356
4.991% 4/1/35 (e)	1,602	1,607
5% 6/1/18 to 9/1/35	42,104	40,153
5% 6/1/37 (b)	30,000	28,542
5% 6/1/37 (b)	7,000	6,660
5.021% 4/1/35 (e)	141	139
5.266% 11/1/35 (e)	1,377	1,374
5.5% 6/1/09 to 9/1/35	42,145	41,414
5.5% 6/1/37 (b)	34,000	33,188
5.5% 6/1/37 (b)	18,000	17,570
5.5% 6/1/37 (b)	41,000	40,021
5.5% 6/1/37 (b)	46,000	44,901
5.906% 11/1/31 (e)	172	172
6% 5/1/16 to 9/1/36	17,311	17,441
6% 6/12/37 (b)	21,000	20,982
6.144% 4/1/37 (e)	960	963
6.197% 10/1/36 (e)	170	171
6.273% 3/1/36 (e)	4,093	4,125
6.393% 12/1/36 (e)	1,901	1,918
6.5% 4/1/11 to 3/1/37	29,594	30,320
6.501% 10/1/36 (e)	5,255	5,302
6.539% 10/1/36 (e)	5,237	5,272
6.545% 2/1/37 (e)	16,684	16,800
6.606% 10/1/36 (e)	3,339	3,368
6.608% 12/1/36 (e)	5,054	5,102
6.611% 10/1/36 (e)	6,928	7,002
6.637% 6/1/36 (e)	884	890
6.641% 7/1/36 (e)	3,693	3,730
6.758% 9/1/36 (e)	9,997	10,122
7% 6/1/21 to 5/1/37	10,434	10,762
7.243% 2/1/37 (e)	484	497
7.5% 2/1/08 to 4/1/37	15,545	16,247
8% 11/1/16 to 1/1/37	434	448
8.5% 7/1/09 to 9/1/20	65	68
9% 3/1/09 to 5/1/21	356	380
10% 1/1/09 to 5/1/19	78	83
10.5% 8/1/10 to 2/1/16	8	9
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 5/1/12 to 12/1/14	$ 63	$ 69
13% 12/1/13 to 6/1/15	106	119
		433,653
Government National Mortgage Association - 1.4%
6.5% 5/15/28 to 7/15/36	12,243	12,589
7% 2/15/24 to 12/20/36	10,094	10,463
7.5% 9/15/16 to 4/15/32	1,609	1,686
8% 6/15/07 to 12/15/25	617	651
8.5% 8/15/16 to 10/15/28	930	1,000
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	72	81
13% 10/15/13	6	7
13.5% 7/15/11	4	4
		26,483
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,325,092)		1,310,010
Asset-Backed Securities - 4.2%

ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1 Class A2C, 5.49% 1/25/37 (e)	5,000	4,991
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (e)	310	310
Bear Stearns Asset Backed Securities, Inc. Series 2005-AQ2 Class M7, 6.97% 9/25/35 (e)	1,965	1,389
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	970
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 6.05% 4/25/36 (e)	3,950	3,974
Ford Credit Auto Owner Trust Series 2006-C Class D, 6.89% 5/15/13 (a)	715	713
Fremont Home Loan Trust Series 2006-E Class M1, 5.58% 1/25/37 (e)	5,000	4,973
GSAMP Trust Series 2006-HE5 Class A2C, 5.47% 8/25/36 (e)	1,000	993
Helios Finance L.P. Series 2007-S1 Class B1, 6.02% 10/20/14 (a)(e)	2,325	2,325
Holmes Master Issuer PLC Series 2006-1A:
Class 1C, 5.5956% 7/15/40 (a)(e)	940	940
Class 2C, 5.7456% 7/15/40 (a)(e)	490	490
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	$ 10,815	$ 9,137
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (e)	3,741	3,744
Series 2006-9 Class M10, 7.82% 11/25/36 (e)	2,721	1,521
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.53% 5/25/36 (e)	2,662	2,669
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.49% 2/25/37 (e)	4,767	4,770
Merrill Lynch Mortgage Investors Trust Series 2007-HE1 Class M1, 5.72% 2/25/37 (e)	1,355	1,363
Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class A2C, 5.48% 4/25/36 (e)	5,000	4,996
National Collegiate Student Loan Trust:
Series 2006-4 Class AI0, 6.35% 2/27/12 (g)	4,205	1,078
Series 2007-1 Class A, 7.27% 4/25/12 (g)	6,370	1,941
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	5,000	4,855
Nomura Home Equity Loan Trust Series 2007-2 Class 2A3, 5.51% 2/25/37 (e)	5,000	4,992
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(e)	2,100	2,021
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	983
Class C, 5.77% 5/25/10 (a)	915	912
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	597	578
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 7.04% 1/25/36 (e)	500	440
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 5.75% 5/25/35 (e)	1,995	2,001
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,234	1,115
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,013	915
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,340	1,211
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.82% 10/25/36 (a)(e)	1,005	699
Class M9, 7.82% 10/25/36 (e)	1,515	1,203
TOTAL ASSET-BACKED SECURITIES (Cost $77,576)		75,212
Collateralized Mortgage Obligations - 18.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 9.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (e)	$ 6,360	$ 6,238
Arkle Master Issuer PLC:
floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (a)(e)	745	745
Class 3C, 5.75% 2/17/52 (a)(e)	455	455
Series 2006-2A:
Class 1C, 5.6% 2/17/52 (a)(e)	705	705
Class 2C, 5.74% 2/17/52 (a)(e)	2,250	2,250
sequential payer Series 2007-1A Class 1C, 5.62% 2/17/52 (a)(e)	2,860	2,860
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1545% 10/25/33 (e)	15,000	14,839
Series 2004-1 Class 2A2, 4.6852% 10/25/34 (e)	2,289	2,267
Series 2004-J Class 2A1, 4.7773% 11/25/34 (e)	1,130	1,116
Series 2005-D Class 2A7, 4.7774% 5/25/35 (e)	970	968
Series 2005-J Class 2A5, 5.0918% 11/25/35 (e)	3,435	3,355
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	904	900
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	266	266
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	1,044	1,042
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.632% 1/28/32 (a)(e)	309	272
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.8288% 10/18/54 (a)(e)	770	770
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(e)	3,825	3,825
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.82% 10/11/41 (a)(e)	2,520	2,520
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.86% 12/20/54 (e)	3,290	3,288
Series 2005-4 Class C2, 5.91% 12/20/54 (e)	1,300	1,304
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(e)	2,860	2,860
Series 2006-2 Class C1, 5.8281% 12/20/54 (e)	155	155
Series 2006-4 Class C1, 5.73% 12/20/54 (e)	1,465	1,465
Series 2007-1:
Class 1C1, 5.65% 12/20/54 (e)	940	939
Class 2C1, 5.78% 12/20/54 (e)	500	500
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 5.7657% 12/17/54 (e)	$ 1,355	$ 1,355
GSAMP Trust:
Series 2005-AR4 Class 3A5, 4.7651% 7/25/35 (e)	920	901
Series 2007-AR2 Class 2A1, 4.853% 4/25/35 (e)	1,167	1,153
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (e)	3,883	3,871
Holmes Financing No. 6 PLC floater Series 2006 Class 4C, 6.9056% 7/15/40 (e)	765	770
Holmes Master Issuer PLC:
floater Series 2007-1 Class 1C1, 5.6251% 7/15/40 (a)(e)	2,325	2,323
Series 2007-1 Class 2C1, 5.7651% 7/15/40 (e)	640	639
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	993	990
Class A3, 5.447% 6/12/47 (e)	13,695	13,525
JP Morgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (e)	14,610	14,409
Series 2007-A1:
Class 3A2, 5.0105% 7/25/35 (e)	4,764	4,704
Class 7A3, 5.3012% 7/25/35 (e)	6,920	6,820
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,756	3,823
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(e)	18,000	18,022
Morgan Stanley Mortgage Loan Trust sequential payer Series 2006-8AR Class 5A3, 5.4268% 6/25/36 (e)	2,365	2,378
Permanent Financing No. 8 PLC floater:
Series 3C, 5.86% 6/10/42 (e)	610	610
Series 8 Class 2C, 5.74% 6/10/42 (e)	1,580	1,579
Permanent Master Issuer PLC floater Series 2006-1:
Class 1C, 5.5556% 7/17/42 (e)	1,500	1,499
Class 2C, 5.7556% 7/17/42 (e)	5,515	5,515
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	933	940
Series 2004-SL2 Class A1, 6.5% 10/25/16	198	201
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	801	771
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 7.82% 12/25/36 (e)	$ 795	$ 483
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,331	1,293
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	584	583
Series 2005-AR16 Class 1A3, 5.1116% 12/25/35 (e)	2,065	2,030
WaMu Mortgage Securities Corp. Series 2004-RA3 Class 2A, 6.4065% 8/25/38 (e)	14,493	14,608
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A1, 4.5653% 11/25/34 (e)	2,094	2,057
Series 2006-AR8:
Class 2A6, 5.2413% 4/25/36 (e)	4,865	4,800
Class 3A1, 5.2378% 4/25/36 (e)	4,498	4,454
TOTAL PRIVATE SPONSOR		173,010
U.S. Government Agency - 9.2%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,105	3,085
Class PZ, 6% 2/25/24	2,420	2,451
Series 1999-15 Class PC, 6% 9/25/18	1,917	1,918
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,108
Series 1993-165 Class SH, 4.6848% 9/25/23 (e)	208	199
Series 1999-17 Class PG, 6% 4/25/29	6,950	6,983
Series 2003-22 6% 4/25/33 (g)	5,273	1,222
Series 2003-26 Class KI, 5% 12/25/15 (g)	3,073	235
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	2,498	399
Series 2006-48 Class LF, 0% 8/25/34 (e)	510	500
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,780	4,804
Series 2001-52 Class YZ, 6.5% 10/25/31	253	258
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,064
Series 2001-72 Class NZ, 6% 12/25/31	1,077	1,059
Series 2002-11:
Class QB, 5.5% 3/25/15	30	29
Class UC, 6% 3/25/17	3,282	3,307
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class: - continued
Series 2002-49 Class KG, 5.5% 8/25/17	$ 4,020	$ 4,019
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,689
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,031
Series 2006-54 Class PC, 6% 1/25/36	6,880	6,852
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	6,175	6,228
Series 2002-34 Class Z, 6% 4/25/32	7,069	7,063
Series 2003-80 Class CG, 6% 4/25/30	847	853
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,016
Series 2005-41 Class LA, 5.5% 5/25/35	3,372	3,342
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,331
Series 1999-33 Class PK, 6% 7/25/29	3,140	3,151
Series 2001-63 Class PG, 6% 12/25/31	2,475	2,478
Series 2001-74 Class QE, 6% 12/25/31	2,421	2,423
Series 2002-50 Class LE, 7% 12/25/29	22	22
Series 2003-21 Class SK, 2.78% 3/25/33 (e)(g)	1,070	92
Series 2003-42 Class HS, 1.78% 12/25/17 (e)(g)	9,737	464
Series 2003-48 Class HI, 5% 11/25/17 (g)	3,540	464
Series 2004-54 Class SW, 0.68% 6/25/33 (e)(g)	4,817	120
Series 2005-14 Class SE, 0.73% 3/25/35 (e)(g)	5,543	151
Series 2006-4 Class IT, 6% 10/25/35 (g)	625	112
Series 2007-36:
Class GO, 4/25/37 (h)	655	498
Class SB, 1.28% 4/25/37 (e)(g)	15,349	720
Class SG, 1.28% 4/25/37 (e)(g)	8,486	403
4/25/37 (h)	1,173	890
Series 2007-57 Class SA, 8.7% 6/25/37 (e)	6,790	7,248
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	6,217	6,244
Series 2104 Class PG, 6% 12/15/28	1,901	1,913
Series 2512 Class PG, 5.5% 10/15/22	5,100	4,960
Series 70 Class C, 9% 9/15/20	144	148
sequential payer Series 2114 Class ZM, 6% 1/15/29	907	914
Series 3030 Class SL, 0.78% 9/15/35 (e)(g)	12,873	330
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,490	1,509
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2456 Class FW, 6.32% 3/15/32 (e)	$ 274	$ 281
Series 2958 Class TF, 0% 4/15/35 (e)	593	535
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,501	2,516
Series 2137 Class PG, 6% 3/15/29	2,460	2,475
Series 2154 Class PT, 6% 5/15/29	3,370	3,391
Series 2435 Class VG, 6% 2/15/13	896	901
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,678
Series 2590 Class YR, 5.5% 9/15/32 (g)	135	40
Series 2802 Class OB, 6% 5/15/34	3,375	3,372
Series 2810 Class PD, 6% 6/15/33	2,540	2,545
Series 3077 Class TO, 4/15/35 (h)	4,820	3,480
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,903	2,927
Series 2274 Class ZM, 6.5% 1/15/31	970	994
Series 2281 Class ZB, 6% 3/15/30	1,206	1,211
Series 2388 Class ZA, 6% 12/15/31	5,705	5,696
Series 2502 Class ZC, 6% 9/15/32	1,527	1,515
Series 2750 Class ZT, 5% 2/15/34	2,552	2,265
Series 2902 Class LZ, 5.5% 9/15/31	7,462	7,281
Series 3097 Class IA, 5.5% 3/15/33 (g)	4,601	903
Series 1658 Class GZ, 7% 1/15/24	2,889	2,971
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,803	431
Series 2957 Class SW, 0.68% 4/15/35 (e)(g)	7,599	223
Series 3002 Class SN, 1.18% 7/15/35 (e)(g)	7,549	284
Ginnie Mae guaranteed REMIC pass-thru securities:
Series 2003-11 Class S, 1.23% 2/16/33 (e)(g)	6,072	222
Series 2004-32 Class GS, 1.18% 5/16/34 (e)(g)	1,803	66
TOTAL U.S. GOVERNMENT AGENCY		166,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $343,193)		339,512
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.3649% 2/14/43 (e)	8,300	8,925
Class PS1, 1.6524% 2/14/43 (e)(g)	30,591	1,005
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust Series 2007-2 Class A1, 5.421% 1/10/12	$ 1,430	$ 1,430
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	716
Class HSB, 4.954% 3/11/41 (a)	895	863
Class HSC, 4.954% 3/11/41 (a)	895	856
Class HSD, 4.954% 3/11/41 (a)	895	855
Class HSE, 4.954% 3/11/41 (a)	2,290	2,140
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 6.12% 10/25/36 (a)(e)	313	306
Class B2, 6.67% 10/25/36 (a)(e)	204	196
Class B3, 7.92% 10/25/36 (a)(e)	366	341
Class M4, 5.75% 10/25/36 (a)(e)	313	306
Class M5, 5.8% 10/25/36 (a)(e)	399	389
Class M6, 5.88% 10/25/36 (a)(e)	774	753
Series 2006-4A:
Class B1, 6.02% 12/25/36 (a)(e)	125	119
Class B2, 6.57% 12/25/36 (a)(e)	120	112
Class B3, 7.77% 12/25/36 (a)(e)	221	211
Series 2007-1:
Class B1, 5.99% 3/25/37 (a)(e)	180	175
Class B2:
6.47% 3/25/37 (a)(e)	132	128
6.92% 7/25/37 (a)(e)	340	340
Class B3, 8.67% 3/25/37 (a)(e)	376	367
Class M1, 5.59% 3/25/37 (a)(e)	151	150
Class M2, 5.61% 3/25/37 (a)(e)	117	116
Class M3, 5.64% 3/27/37 (a)(e)	102	101
Class M4, 5.69% 3/25/37 (a)(e)	78	76
Class M5, 5.74% 3/25/37 (a)(e)	127	123
Class M6, 5.82% 3/25/37 (a)(e)	180	175
Series 2007-2A:
Class B1, 7.07% 7/25/37 (a)(e)	130	130
Class B2, 7.57% 7/25/37 (a)(e)	110	110
Class B3, 8.82% 7/25/37 (a)(e)	125	125
Class M4, 5.97% 7/25/37 (a)(e)	160	160
Class M5, 6.07% 7/25/37 (a)(e)	145	145
Class M6, 6.42% 7/25/37 (a)(e)	180	180
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(e)	130	130
Class B3, 9.32% 7/25/37 (a)(e)	175	175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3: - continued
Class M1, 5.63% 7/25/37 (e)	$ 115	$ 115
Class M2, 5.66% 7/25/37 (e)	120	120
Class M3, 5.69% 7/25/37 (e)	195	195
Class M4, 5.82% 7/25/37 (e)	310	310
Class M5, 5.92% 7/25/37 (e)	155	155
Class M6, 6.12% 7/25/37 (e)	120	120
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW15 Class A1, 5.016% 2/11/44	1,300	1,286
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-T26 Class A1, 5.145% 1/12/45 (e)	2,736	2,713
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8703% 5/15/35 (a)(e)(g)	30,628	1,554
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,165
Class F, 7.734% 1/15/32	600	630
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (e)	1,157	1,142
COMM Series 2006-C8 Class A1, 5.11% 12/10/46	2,098	2,081
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1, 5.269% 1/15/49	770	767
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(e)	1,970	1,970
Class SHDC, 6.32% 7/15/19 (a)(e)	940	930
Series 2006-TFL2 Class SHDD, 6.67% 7/15/19 (a)(e)	530	530
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	957	951
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A1, 5.233% 3/10/39	1,204	1,217
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1908% 4/13/31 (e)	390	395
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	813
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDP10 Class A1, 5.122% 5/15/49	883	876
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB13 Class E, 5.5421% 1/12/43 (a)(e)	2,770	2,638
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 1,071	$ 1,071
Series 2006-C6 Class A1, 5.23% 9/15/39	1,112	1,107
Series 2006-C7 Class A1, 5.279% 11/15/38	504	503
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	795	794
Series 2007-C1 Class XCP, 0.6547% 2/15/40 (e)(g)	15,300	393
Series 2007-C2 Class A1, 5.226% 2/15/40	634	631
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	699	681
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A1, 5.175% 3/12/51	798	793
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	1,296	1,288
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,202	1,186
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,485	2,481
Series 2007-T25 Class A2, 5.507% 11/12/49	6,475	6,441
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,320
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43	1,186	1,173
WaMu Mortgage pass-thru certificates Series 2006-AR8 Class 2A2, 5.1503% 8/25/36 (e)	4,850	4,865
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,916)		72,829
Fixed-Income Funds - 22.9%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $415,004)	4,175,885	413,997
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $1,868)	$ 1,868	$ 1,868
TOTAL INVESTMENT PORTFOLIO - 122.4% (Cost $2,236,649)		2,213,428
NET OTHER ASSETS - (22.4)%		(405,490)
NET ASSETS - 100%		$ 1,807,938
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	$ 7,500	(857)
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,400	(46)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon default event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series 2006-HE5 Class M8, 6.32% 7/25/36	August 2036	5,000	(415)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(325)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35

	August 2035	$ 1,000	$ (2)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,400	(111)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200	(56)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400	(403)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	(212)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	1,400	(205)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36

	August 2036	$ 7,500	$ (766)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	7,500	(907)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(115)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(929)
TOTAL CREDIT DEFAULT SWAPS		49,600	(5,349)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.235% with Morgan Stanley, Inc.	March 2037	18,000	980
Receive semi-annually a fixed rate equal to 4.923% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	March 2010	90,000	(1,026)
Receive semi-annually a fixed rate equal to 4.931% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2016	10,000	(269)
TOTAL INTEREST RATE SWAPS		118,000	(315)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 15,000	$ 14
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	15,000	(297)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	15,000	(224)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	Sept. 2007	15,000	(224)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	20,000	(300)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	10,000	27
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	15
TOTAL TOTAL RETURN SWAPS		105,000	(989)
		$ 272,600	$ (6,653)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,518,000 or 4.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,009.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,868,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 15
BNP Paribas Securities Corp.	21
Banc of America Securities LLC	629
Bank of America, NA	86
Barclays Capital, Inc.	166
Citigroup Global Markets, Inc.	43
Countrywide Securities Corp.	215
Greenwich Capital Markets, Inc.	21
Merrill Lynch Government Securities, Inc.	43
Societe Generale, New York Branch	161
UBS Securities LLC	429
WestLB AG	39
$ 1,868
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 20,101
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 422,645	$ 303,904*	$ 310,990	$ 413,997	2.7%
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,236,911,000. Net unrealized depreciation aggregated $23,483,000, of which $2,446,000 related to appreciated investment securities and $25,929,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

May 31, 2007

1.804979.103

MOR-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 72.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 47.0%
3.757% 10/1/33 (e)	$ 241	$ 239
3.787% 6/1/34 (e)	1,204	1,180
3.802% 6/1/33 (e)	192	192
3.835% 5/1/34 (e)	2,029	1,995
3.858% 8/1/33 (e)	222	220
3.945% 5/1/33 (e)	85	84
3.995% 10/1/18 (e)	177	175
4.021% 4/1/33 (e)	74	74
4.027% 3/1/34 (e)	5,043	4,970
4.084% 2/1/35 (e)	129	129
4.115% 4/1/34 (e)	3,402	3,358
4.124% 5/1/34 (e)	2,733	2,699
4.167% 1/1/35 (e)	538	528
4.25% 2/1/35 (e)	263	258
4.277% 2/1/34 (e)	252	249
4.277% 5/1/35 (e)	278	279
4.288% 12/1/33 (e)	241	239
4.292% 3/1/35 (e)	214	214
4.303% 3/1/33 (e)	131	129
4.322% 4/1/35 (e)	122	122
4.347% 1/1/35 (e)	273	269
4.365% 2/1/34 (e)	519	515
4.397% 2/1/35 (e)	402	395
4.401% 5/1/35 (e)	229	229
4.425% 5/1/35 (e)	721	720
4.429% 3/1/35 (e)	374	368
4.443% 8/1/34 (e)	734	728
4.477% 7/1/34 (e)	4,178	4,110
4.5% 4/1/18 to 1/1/37	26,884	25,047
4.5% 6/1/37 (b)	8,000	7,389
4.5% 6/1/37 (b)	42,000	38,790
4.503% 2/1/35 (e)	210	211
4.511% 2/1/35 (e)	128	128
4.52% 1/1/35 (e)	299	297
4.522% 7/1/35 (e)	855	852
4.525% 1/1/20 (e)	1,523	1,502
4.592% 4/1/33 (e)	1,062	1,066
4.725% 7/1/34 (e)	685	680
4.766% 12/1/34 (e)	234	232
4.784% 12/1/35 (e)	1,262	1,258
4.893% 4/1/33 (e)	2,435	2,421
4.927% 7/1/35 (e)	59	59
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/16 to 12/1/34 (d)	$ 90,681	$ 87,021
5% 6/1/37 (b)	4,000	3,805
5% 6/1/37 (b)	9,000	8,562
5% 6/1/37 (b)	10,000	9,513
5.059% 5/1/35 (e)	1,419	1,430
5.135% 7/1/34 (e)	641	640
5.15% 3/1/34 (e)	4,305	4,301
5.167% 3/1/36 (e)	3,639	3,623
5.17% 6/1/35 (e)	1,004	1,009
5.18% 1/1/37 (e)	1,593	1,588
5.22% 11/1/32 (e)	692	691
5.268% 11/1/36 (e)	766	767
5.269% 9/1/35 (e)	210	210
5.282% 8/1/34 (e)	2,183	2,150
5.3% 7/1/35 (e)	935	924
5.314% 3/1/36 (e)	10,047	10,018
5.324% 1/1/32 (e)	217	217
5.37% 6/1/36 (e)	2,146	2,137
5.386% 12/1/36 (e)	1,006	1,005
5.394% 7/1/35 (e)	726	725
5.407% 2/1/37 (e)	770	770
5.5% 1/1/09 to 12/1/35	162,704	159,712
5.5% 6/1/37 (b)	3,000	2,928
5.5% 6/1/37 (b)	34,000	33,187
5.5% 6/1/37 (b)	1,500	1,464
5.5% 6/1/37 (b)	29,000	28,306
5.5% 6/1/37 (b)	1,000	976
5.5% 6/1/37 (b)	6,000	5,856
5.5% 6/12/37 (b)	10,000	9,761
5.58% 6/1/32 (e)	477	478
5.67% 6/1/36 (e)	2,024	2,031
5.681% 10/1/36 (e)	795	796
5.757% 4/1/36 (e)	1,660	1,667
5.798% 11/1/36 (e)	956	960
5.831% 5/1/36 (e)	4,829	4,858
5.833% 1/1/36 (e)	725	727
5.837% 7/1/36 (e)	979	980
5.844% 4/1/36 (e)	465	468
5.884% 3/1/36 (e)	2,184	2,194
5.9% 3/1/36 (e)	2,021	2,031
5.905% 3/1/36 (e)	7,257	7,290
5.942% 12/1/36 (e)	4,438	4,459
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 4/1/08 to 6/1/35	$ 155,957	$ 156,789
6% 6/1/22 (b)	12,000	12,118
6% 6/1/37 (b)	1,000	999
6% 6/12/37 (b)	19,000	18,972
6.022% 9/1/36 (e)	864	870
6.033% 9/1/36 (e)	1,487	1,497
6.038% 4/1/36 (e)	7,506	7,569
6.044% 9/1/36 (e)	1,172	1,176
6.12% 4/1/36 (e)	7,556	7,633
6.272% 6/1/36 (e)	3,700	3,738
6.325% 10/1/36 (e)	12,216	12,356
6.343% 5/1/36 (e)	1,572	1,592
6.352% 8/1/36 (e)	1,919	1,944
6.359% 8/1/46 (e)	391	396
6.431% 6/1/36 (e)	2,239	2,269
6.499% 12/1/36 (e)	208	209
6.5% 5/1/12 to 3/1/37	56,820	58,142
6.54% 4/1/37 (e)	1,459	1,473
6.614% 12/1/36 (e)	465	471
7% 12/1/15 to 4/1/37 (c)	11,471	11,866
7% 6/1/37 (b)	4,820	4,963
7% 6/1/37 (b)	2,725	2,806
7.5% 8/1/22 to 5/1/37	20,789	21,568
8% 12/1/29 to 3/1/37	296	308
8.5% 1/1/16 to 7/1/31	320	342
9% 6/1/09 to 10/1/30	661	712
9.5% 11/1/09 to 8/1/22	128	139
11% 8/1/10	50	53
12.25% 5/1/15	24	27
12.5% 8/1/15 to 3/1/16	29	33
12.75% 2/1/15	5	5
13.5% 9/1/14	4	5
		849,874
Freddie Mac - 24.0%
2.903% 5/1/34 (e)	49	49
3.753% 10/1/33 (e)	3,020	2,971
3.91% 6/1/34 (e)	445	435
4.236% 3/1/34 (e)	2,161	2,131
4.29% 3/1/35 (e)	289	287
4.299% 12/1/34 (e)	371	364
4.425% 3/1/35 (e)	358	351
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.427% 2/1/34 (e)	$ 300	$ 296
4.429% 6/1/35 (e)	470	467
4.456% 3/1/35 (e)	374	367
4.5% 9/1/18 to 8/1/33	7,478	7,033
4.541% 2/1/35 (e)	626	615
4.794% 2/1/36 (e)	361	356
4.991% 4/1/35 (e)	1,602	1,607
5% 6/1/18 to 9/1/35	42,104	40,153
5% 6/1/37 (b)	30,000	28,542
5% 6/1/37 (b)	7,000	6,660
5.021% 4/1/35 (e)	141	139
5.266% 11/1/35 (e)	1,377	1,374
5.5% 6/1/09 to 9/1/35	42,145	41,414
5.5% 6/1/37 (b)	34,000	33,188
5.5% 6/1/37 (b)	18,000	17,570
5.5% 6/1/37 (b)	41,000	40,021
5.5% 6/1/37 (b)	46,000	44,901
5.906% 11/1/31 (e)	172	172
6% 5/1/16 to 9/1/36	17,311	17,441
6% 6/12/37 (b)	21,000	20,982
6.144% 4/1/37 (e)	960	963
6.197% 10/1/36 (e)	170	171
6.273% 3/1/36 (e)	4,093	4,125
6.393% 12/1/36 (e)	1,901	1,918
6.5% 4/1/11 to 3/1/37	29,594	30,320
6.501% 10/1/36 (e)	5,255	5,302
6.539% 10/1/36 (e)	5,237	5,272
6.545% 2/1/37 (e)	16,684	16,800
6.606% 10/1/36 (e)	3,339	3,368
6.608% 12/1/36 (e)	5,054	5,102
6.611% 10/1/36 (e)	6,928	7,002
6.637% 6/1/36 (e)	884	890
6.641% 7/1/36 (e)	3,693	3,730
6.758% 9/1/36 (e)	9,997	10,122
7% 6/1/21 to 5/1/37	10,434	10,762
7.243% 2/1/37 (e)	484	497
7.5% 2/1/08 to 4/1/37	15,545	16,247
8% 11/1/16 to 1/1/37	434	448
8.5% 7/1/09 to 9/1/20	65	68
9% 3/1/09 to 5/1/21	356	380
10% 1/1/09 to 5/1/19	78	83
10.5% 8/1/10 to 2/1/16	8	9
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 5/1/12 to 12/1/14	$ 63	$ 69
13% 12/1/13 to 6/1/15	106	119
		433,653
Government National Mortgage Association - 1.4%
6.5% 5/15/28 to 7/15/36	12,243	12,589
7% 2/15/24 to 12/20/36	10,094	10,463
7.5% 9/15/16 to 4/15/32	1,609	1,686
8% 6/15/07 to 12/15/25	617	651
8.5% 8/15/16 to 10/15/28	930	1,000
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	72	81
13% 10/15/13	6	7
13.5% 7/15/11	4	4
		26,483
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,325,092)		1,310,010
Asset-Backed Securities - 4.2%

ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1 Class A2C, 5.49% 1/25/37 (e)	5,000	4,991
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (e)	310	310
Bear Stearns Asset Backed Securities, Inc. Series 2005-AQ2 Class M7, 6.97% 9/25/35 (e)	1,965	1,389
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	970
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 6.05% 4/25/36 (e)	3,950	3,974
Ford Credit Auto Owner Trust Series 2006-C Class D, 6.89% 5/15/13 (a)	715	713
Fremont Home Loan Trust Series 2006-E Class M1, 5.58% 1/25/37 (e)	5,000	4,973
GSAMP Trust Series 2006-HE5 Class A2C, 5.47% 8/25/36 (e)	1,000	993
Helios Finance L.P. Series 2007-S1 Class B1, 6.02% 10/20/14 (a)(e)	2,325	2,325
Holmes Master Issuer PLC Series 2006-1A:
Class 1C, 5.5956% 7/15/40 (a)(e)	940	940
Class 2C, 5.7456% 7/15/40 (a)(e)	490	490
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	$ 10,815	$ 9,137
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (e)	3,741	3,744
Series 2006-9 Class M10, 7.82% 11/25/36 (e)	2,721	1,521
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.53% 5/25/36 (e)	2,662	2,669
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.49% 2/25/37 (e)	4,767	4,770
Merrill Lynch Mortgage Investors Trust Series 2007-HE1 Class M1, 5.72% 2/25/37 (e)	1,355	1,363
Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class A2C, 5.48% 4/25/36 (e)	5,000	4,996
National Collegiate Student Loan Trust:
Series 2006-4 Class AI0, 6.35% 2/27/12 (g)	4,205	1,078
Series 2007-1 Class A, 7.27% 4/25/12 (g)	6,370	1,941
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	5,000	4,855
Nomura Home Equity Loan Trust Series 2007-2 Class 2A3, 5.51% 2/25/37 (e)	5,000	4,992
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(e)	2,100	2,021
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	983
Class C, 5.77% 5/25/10 (a)	915	912
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	597	578
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 7.04% 1/25/36 (e)	500	440
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 5.75% 5/25/35 (e)	1,995	2,001
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,234	1,115
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	1,013	915
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,340	1,211
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.82% 10/25/36 (a)(e)	1,005	699
Class M9, 7.82% 10/25/36 (e)	1,515	1,203
TOTAL ASSET-BACKED SECURITIES (Cost $77,576)		75,212
Collateralized Mortgage Obligations - 18.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 9.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (e)	$ 6,360	$ 6,238
Arkle Master Issuer PLC:
floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (a)(e)	745	745
Class 3C, 5.75% 2/17/52 (a)(e)	455	455
Series 2006-2A:
Class 1C, 5.6% 2/17/52 (a)(e)	705	705
Class 2C, 5.74% 2/17/52 (a)(e)	2,250	2,250
sequential payer Series 2007-1A Class 1C, 5.62% 2/17/52 (a)(e)	2,860	2,860
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1545% 10/25/33 (e)	15,000	14,839
Series 2004-1 Class 2A2, 4.6852% 10/25/34 (e)	2,289	2,267
Series 2004-J Class 2A1, 4.7773% 11/25/34 (e)	1,130	1,116
Series 2005-D Class 2A7, 4.7774% 5/25/35 (e)	970	968
Series 2005-J Class 2A5, 5.0918% 11/25/35 (e)	3,435	3,355
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	904	900
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	266	266
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	1,044	1,042
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.632% 1/28/32 (a)(e)	309	272
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.8288% 10/18/54 (a)(e)	770	770
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(e)	3,825	3,825
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.82% 10/11/41 (a)(e)	2,520	2,520
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.86% 12/20/54 (e)	3,290	3,288
Series 2005-4 Class C2, 5.91% 12/20/54 (e)	1,300	1,304
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(e)	2,860	2,860
Series 2006-2 Class C1, 5.8281% 12/20/54 (e)	155	155
Series 2006-4 Class C1, 5.73% 12/20/54 (e)	1,465	1,465
Series 2007-1:
Class 1C1, 5.65% 12/20/54 (e)	940	939
Class 2C1, 5.78% 12/20/54 (e)	500	500
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 5.7657% 12/17/54 (e)	$ 1,355	$ 1,355
GSAMP Trust:
Series 2005-AR4 Class 3A5, 4.7651% 7/25/35 (e)	920	901
Series 2007-AR2 Class 2A1, 4.853% 4/25/35 (e)	1,167	1,153
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (e)	3,883	3,871
Holmes Financing No. 6 PLC floater Series 2006 Class 4C, 6.9056% 7/15/40 (e)	765	770
Holmes Master Issuer PLC:
floater Series 2007-1 Class 1C1, 5.6251% 7/15/40 (a)(e)	2,325	2,323
Series 2007-1 Class 2C1, 5.7651% 7/15/40 (e)	640	639
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	993	990
Class A3, 5.447% 6/12/47 (e)	13,695	13,525
JP Morgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (e)	14,610	14,409
Series 2007-A1:
Class 3A2, 5.0105% 7/25/35 (e)	4,764	4,704
Class 7A3, 5.3012% 7/25/35 (e)	6,920	6,820
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,756	3,823
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(e)	18,000	18,022
Morgan Stanley Mortgage Loan Trust sequential payer Series 2006-8AR Class 5A3, 5.4268% 6/25/36 (e)	2,365	2,378
Permanent Financing No. 8 PLC floater:
Series 3C, 5.86% 6/10/42 (e)	610	610
Series 8 Class 2C, 5.74% 6/10/42 (e)	1,580	1,579
Permanent Master Issuer PLC floater Series 2006-1:
Class 1C, 5.5556% 7/17/42 (e)	1,500	1,499
Class 2C, 5.7556% 7/17/42 (e)	5,515	5,515
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	933	940
Series 2004-SL2 Class A1, 6.5% 10/25/16	198	201
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	801	771
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 7.82% 12/25/36 (e)	$ 795	$ 483
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,331	1,293
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	584	583
Series 2005-AR16 Class 1A3, 5.1116% 12/25/35 (e)	2,065	2,030
WaMu Mortgage Securities Corp. Series 2004-RA3 Class 2A, 6.4065% 8/25/38 (e)	14,493	14,608
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A1, 4.5653% 11/25/34 (e)	2,094	2,057
Series 2006-AR8:
Class 2A6, 5.2413% 4/25/36 (e)	4,865	4,800
Class 3A1, 5.2378% 4/25/36 (e)	4,498	4,454
TOTAL PRIVATE SPONSOR		173,010
U.S. Government Agency - 9.2%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,105	3,085
Class PZ, 6% 2/25/24	2,420	2,451
Series 1999-15 Class PC, 6% 9/25/18	1,917	1,918
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,108
Series 1993-165 Class SH, 4.6848% 9/25/23 (e)	208	199
Series 1999-17 Class PG, 6% 4/25/29	6,950	6,983
Series 2003-22 6% 4/25/33 (g)	5,273	1,222
Series 2003-26 Class KI, 5% 12/25/15 (g)	3,073	235
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	2,498	399
Series 2006-48 Class LF, 0% 8/25/34 (e)	510	500
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,780	4,804
Series 2001-52 Class YZ, 6.5% 10/25/31	253	258
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,064
Series 2001-72 Class NZ, 6% 12/25/31	1,077	1,059
Series 2002-11:
Class QB, 5.5% 3/25/15	30	29
Class UC, 6% 3/25/17	3,282	3,307
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class: - continued
Series 2002-49 Class KG, 5.5% 8/25/17	$ 4,020	$ 4,019
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,689
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,031
Series 2006-54 Class PC, 6% 1/25/36	6,880	6,852
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	6,175	6,228
Series 2002-34 Class Z, 6% 4/25/32	7,069	7,063
Series 2003-80 Class CG, 6% 4/25/30	847	853
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	7,016
Series 2005-41 Class LA, 5.5% 5/25/35	3,372	3,342
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,331
Series 1999-33 Class PK, 6% 7/25/29	3,140	3,151
Series 2001-63 Class PG, 6% 12/25/31	2,475	2,478
Series 2001-74 Class QE, 6% 12/25/31	2,421	2,423
Series 2002-50 Class LE, 7% 12/25/29	22	22
Series 2003-21 Class SK, 2.78% 3/25/33 (e)(g)	1,070	92
Series 2003-42 Class HS, 1.78% 12/25/17 (e)(g)	9,737	464
Series 2003-48 Class HI, 5% 11/25/17 (g)	3,540	464
Series 2004-54 Class SW, 0.68% 6/25/33 (e)(g)	4,817	120
Series 2005-14 Class SE, 0.73% 3/25/35 (e)(g)	5,543	151
Series 2006-4 Class IT, 6% 10/25/35 (g)	625	112
Series 2007-36:
Class GO, 4/25/37 (h)	655	498
Class SB, 1.28% 4/25/37 (e)(g)	15,349	720
Class SG, 1.28% 4/25/37 (e)(g)	8,486	403
4/25/37 (h)	1,173	890
Series 2007-57 Class SA, 8.7% 6/25/37 (e)	6,790	7,248
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	6,217	6,244
Series 2104 Class PG, 6% 12/15/28	1,901	1,913
Series 2512 Class PG, 5.5% 10/15/22	5,100	4,960
Series 70 Class C, 9% 9/15/20	144	148
sequential payer Series 2114 Class ZM, 6% 1/15/29	907	914
Series 3030 Class SL, 0.78% 9/15/35 (e)(g)	12,873	330
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,490	1,509
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2456 Class FW, 6.32% 3/15/32 (e)	$ 274	$ 281
Series 2958 Class TF, 0% 4/15/35 (e)	593	535
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,501	2,516
Series 2137 Class PG, 6% 3/15/29	2,460	2,475
Series 2154 Class PT, 6% 5/15/29	3,370	3,391
Series 2435 Class VG, 6% 2/15/13	896	901
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,678
Series 2590 Class YR, 5.5% 9/15/32 (g)	135	40
Series 2802 Class OB, 6% 5/15/34	3,375	3,372
Series 2810 Class PD, 6% 6/15/33	2,540	2,545
Series 3077 Class TO, 4/15/35 (h)	4,820	3,480
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,903	2,927
Series 2274 Class ZM, 6.5% 1/15/31	970	994
Series 2281 Class ZB, 6% 3/15/30	1,206	1,211
Series 2388 Class ZA, 6% 12/15/31	5,705	5,696
Series 2502 Class ZC, 6% 9/15/32	1,527	1,515
Series 2750 Class ZT, 5% 2/15/34	2,552	2,265
Series 2902 Class LZ, 5.5% 9/15/31	7,462	7,281
Series 3097 Class IA, 5.5% 3/15/33 (g)	4,601	903
Series 1658 Class GZ, 7% 1/15/24	2,889	2,971
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,803	431
Series 2957 Class SW, 0.68% 4/15/35 (e)(g)	7,599	223
Series 3002 Class SN, 1.18% 7/15/35 (e)(g)	7,549	284
Ginnie Mae guaranteed REMIC pass-thru securities:
Series 2003-11 Class S, 1.23% 2/16/33 (e)(g)	6,072	222
Series 2004-32 Class GS, 1.18% 5/16/34 (e)(g)	1,803	66
TOTAL U.S. GOVERNMENT AGENCY		166,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $343,193)		339,512
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.3649% 2/14/43 (e)	8,300	8,925
Class PS1, 1.6524% 2/14/43 (e)(g)	30,591	1,005
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust Series 2007-2 Class A1, 5.421% 1/10/12	$ 1,430	$ 1,430
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	716
Class HSB, 4.954% 3/11/41 (a)	895	863
Class HSC, 4.954% 3/11/41 (a)	895	856
Class HSD, 4.954% 3/11/41 (a)	895	855
Class HSE, 4.954% 3/11/41 (a)	2,290	2,140
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 6.12% 10/25/36 (a)(e)	313	306
Class B2, 6.67% 10/25/36 (a)(e)	204	196
Class B3, 7.92% 10/25/36 (a)(e)	366	341
Class M4, 5.75% 10/25/36 (a)(e)	313	306
Class M5, 5.8% 10/25/36 (a)(e)	399	389
Class M6, 5.88% 10/25/36 (a)(e)	774	753
Series 2006-4A:
Class B1, 6.02% 12/25/36 (a)(e)	125	119
Class B2, 6.57% 12/25/36 (a)(e)	120	112
Class B3, 7.77% 12/25/36 (a)(e)	221	211
Series 2007-1:
Class B1, 5.99% 3/25/37 (a)(e)	180	175
Class B2:
6.47% 3/25/37 (a)(e)	132	128
6.92% 7/25/37 (a)(e)	340	340
Class B3, 8.67% 3/25/37 (a)(e)	376	367
Class M1, 5.59% 3/25/37 (a)(e)	151	150
Class M2, 5.61% 3/25/37 (a)(e)	117	116
Class M3, 5.64% 3/27/37 (a)(e)	102	101
Class M4, 5.69% 3/25/37 (a)(e)	78	76
Class M5, 5.74% 3/25/37 (a)(e)	127	123
Class M6, 5.82% 3/25/37 (a)(e)	180	175
Series 2007-2A:
Class B1, 7.07% 7/25/37 (a)(e)	130	130
Class B2, 7.57% 7/25/37 (a)(e)	110	110
Class B3, 8.82% 7/25/37 (a)(e)	125	125
Class M4, 5.97% 7/25/37 (a)(e)	160	160
Class M5, 6.07% 7/25/37 (a)(e)	145	145
Class M6, 6.42% 7/25/37 (a)(e)	180	180
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(e)	130	130
Class B3, 9.32% 7/25/37 (a)(e)	175	175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3: - continued
Class M1, 5.63% 7/25/37 (e)	$ 115	$ 115
Class M2, 5.66% 7/25/37 (e)	120	120
Class M3, 5.69% 7/25/37 (e)	195	195
Class M4, 5.82% 7/25/37 (e)	310	310
Class M5, 5.92% 7/25/37 (e)	155	155
Class M6, 6.12% 7/25/37 (e)	120	120
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW15 Class A1, 5.016% 2/11/44	1,300	1,286
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-T26 Class A1, 5.145% 1/12/45 (e)	2,736	2,713
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8703% 5/15/35 (a)(e)(g)	30,628	1,554
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,165
Class F, 7.734% 1/15/32	600	630
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (e)	1,157	1,142
COMM Series 2006-C8 Class A1, 5.11% 12/10/46	2,098	2,081
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1, 5.269% 1/15/49	770	767
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(e)	1,970	1,970
Class SHDC, 6.32% 7/15/19 (a)(e)	940	930
Series 2006-TFL2 Class SHDD, 6.67% 7/15/19 (a)(e)	530	530
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	957	951
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A1, 5.233% 3/10/39	1,204	1,217
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1908% 4/13/31 (e)	390	395
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	813
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDP10 Class A1, 5.122% 5/15/49	883	876
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB13 Class E, 5.5421% 1/12/43 (a)(e)	2,770	2,638
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 1,071	$ 1,071
Series 2006-C6 Class A1, 5.23% 9/15/39	1,112	1,107
Series 2006-C7 Class A1, 5.279% 11/15/38	504	503
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	795	794
Series 2007-C1 Class XCP, 0.6547% 2/15/40 (e)(g)	15,300	393
Series 2007-C2 Class A1, 5.226% 2/15/40	634	631
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	699	681
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A1, 5.175% 3/12/51	798	793
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	1,296	1,288
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,202	1,186
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,485	2,481
Series 2007-T25 Class A2, 5.507% 11/12/49	6,475	6,441
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,320
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43	1,186	1,173
WaMu Mortgage pass-thru certificates Series 2006-AR8 Class 2A2, 5.1503% 8/25/36 (e)	4,850	4,865
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,916)		72,829
Fixed-Income Funds - 22.9%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $415,004)	4,175,885	413,997
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $1,868)	$ 1,868	$ 1,868
TOTAL INVESTMENT PORTFOLIO - 122.4% (Cost $2,236,649)		2,213,428
NET OTHER ASSETS - (22.4)%		(405,490)
NET ASSETS - 100%		$ 1,807,938
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	$ 7,500	(857)
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,400	(46)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon default event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series 2006-HE5 Class M8, 6.32% 7/25/36	August 2036	5,000	(415)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(325)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35

	August 2035	$ 1,000	$ (2)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,400	(111)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200	(56)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400	(403)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	(212)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	1,400	(205)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36

	August 2036	$ 7,500	$ (766)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	7,500	(907)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(115)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(929)
TOTAL CREDIT DEFAULT SWAPS		49,600	(5,349)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.235% with Morgan Stanley, Inc.	March 2037	18,000	980
Receive semi-annually a fixed rate equal to 4.923% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	March 2010	90,000	(1,026)
Receive semi-annually a fixed rate equal to 4.931% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2016	10,000	(269)
TOTAL INTEREST RATE SWAPS		118,000	(315)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 15,000	$ 14
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	15,000	(297)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	15,000	(224)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	Sept. 2007	15,000	(224)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	20,000	(300)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	10,000	27
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	15
TOTAL TOTAL RETURN SWAPS		105,000	(989)
		$ 272,600	$ (6,653)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,518,000 or 4.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,009.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,868,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 15
BNP Paribas Securities Corp.	21
Banc of America Securities LLC	629
Bank of America, NA	86
Barclays Capital, Inc.	166
Citigroup Global Markets, Inc.	43
Countrywide Securities Corp.	215
Greenwich Capital Markets, Inc.	21
Merrill Lynch Government Securities, Inc.	43
Societe Generale, New York Branch	161
UBS Securities LLC	429
WestLB AG	39
$ 1,868
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 20,101
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 422,645	$ 303,904*	$ 310,990	$ 413,997	2.7%
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,236,911,000. Net unrealized depreciation aggregated $23,483,000, of which $2,446,000 related to appreciated investment securities and $25,929,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

1.804867.103

SFI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 5,820,000	$ 5,859,623
5.77% 3/13/09 (g)	2,650,000	2,661,186
		8,520,809
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,550,157
Media - 1.7%
AOL Time Warner, Inc. 6.75% 4/15/11	3,000,000	3,119,193
Continental Cablevision, Inc. 9% 9/1/08	5,265,000	5,474,631
Cox Communications, Inc.:
3.875% 10/1/08	3,655,000	3,578,095
6.4% 8/1/08	795,000	800,979
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,504,185
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,435,775
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,203,818
Univision Communications, Inc.:
3.5% 10/15/07	535,000	528,981
3.875% 10/15/08	2,600,000	2,522,000
Viacom, Inc. 5.75% 4/30/11	860,000	861,759
		24,029,416
TOTAL CONSUMER DISCRETIONARY		37,100,382
CONSUMER STAPLES - 0.5%
Food Products - 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	2,885,000	2,916,995
Kraft Foods, Inc.:
4% 10/1/08	1,630,000	1,599,478
4.125% 11/12/09	610,000	591,441
		5,107,914
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,002,126
TOTAL CONSUMER STAPLES		7,110,040
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 3.25% 5/1/08	3,900,000	3,817,601
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,833,317
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	$ 3,019,555	$ 2,966,652
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,003,376
7.5% 10/1/09	3,375,000	3,513,382
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,760,306
4.625% 10/15/09	3,070,000	3,012,916
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	1,400,000	1,399,244
6.3% 2/1/09	1,640,000	1,658,137
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,535,000	4,557,675
9.125% 10/13/10	2,250,000	2,493,000
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	1,094,167	1,078,542
4.633% 6/15/10 (c)	657,222	647,837
		31,741,985
FINANCIALS - 7.1%
Capital Markets - 0.5%
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	2,750,000	2,705,863
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	954,973
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (g)	1,375,000	1,390,712
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	195,000	190,010
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,378,625
		6,620,183
Commercial Banks - 0.7%
Bank One Corp. 6% 8/1/08	975,000	979,117
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,626,970
4.75% 7/20/09	1,500,000	1,477,782
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,369,847
Wells Fargo & Co. 3.98% 10/29/10	4,520,000	4,326,829
		10,780,545
Consumer Finance - 1.2%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,111,279
Household Finance Corp.:
4.125% 12/15/08	705,000	691,244
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
4.125% 11/16/09	$ 2,780,000	$ 2,696,239
4.75% 5/15/09	1,563,000	1,543,094
HSBC Finance Corp. 4.125% 3/11/08	3,435,000	3,402,209
MBNA Capital I 8.278% 12/1/26	1,200,000	1,254,416
Nelnet, Inc. 7.4% 9/29/36 (g)	3,710,000	3,790,385
SLM Corp. 4% 1/15/09	1,300,000	1,257,296
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	833,695	855,860
		16,602,022
Diversified Financial Services - 0.4%
Bank of America Corp. 7.4% 1/15/11	275,000	292,623
Iberbond 2004 PLC 4.826% 12/24/17 (j)	2,727,832	2,620,083
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	370,000	367,980
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	1,755,000	1,756,102
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,087,197
		6,123,985
Insurance - 0.6%
Genworth Financial, Inc. 5.231% 5/16/09	2,855,000	2,842,669
The Chubb Corp. 4.934% 11/16/07	4,000,000	3,987,644
The St. Paul Travelers Companies, Inc. 5.01% 8/16/07	1,905,000	1,903,434
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	521,935
		9,255,682
Real Estate Investment Trusts - 2.5%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,250,072
AvalonBay Communities, Inc. 5% 8/1/07	915,000	914,374
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	3,013,648
5.625% 12/15/10	2,910,000	2,912,084
BRE Properties, Inc. 7.2% 6/15/07	2,025,000	2,025,988
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,345,453
5.875% 6/1/07	580,000	580,000
Colonial Properties Trust:
4.75% 2/1/10	1,330,000	1,302,993
7% 7/14/07	1,260,000	1,262,142
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,807,016
5% 5/3/10	1,310,000	1,288,744
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.25% 1/15/10	$ 615,000	$ 609,678
5.625% 8/15/11	915,000	915,437
6.95% 3/15/11	719,000	752,132
iStar Financial, Inc. 5.6949% 9/15/09 (g)	3,120,000	3,124,246
JDN Realty Corp. 6.95% 8/1/07	855,000	855,229
Mack-Cali Realty LP 7.25% 3/15/09	520,000	534,028
ProLogis Trust 7.1% 4/15/08	1,715,000	1,728,634
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,100,871
4.875% 8/15/10	3,260,000	3,198,076
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,388,223
		34,909,068
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	1,465,000	1,472,450
Realogy Corp. 7.15% 10/15/11 (c)	980,000	982,450
		2,454,900
Thrifts & Mortgage Finance - 1.0%
Independence Community Bank Corp. 3.5% 6/20/13 (g)	860,000	841,709
Residential Capital Corp.:
6.4569% 4/17/09 (g)	1,270,000	1,271,488
6.725% 6/29/07 (g)	3,960,000	3,961,307
7.1869% 4/17/09 (c)(g)	2,265,000	2,265,000
Residential Capital LLC 6.46% 5/22/09 (g)	3,000,000	2,999,058
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,682,329
		14,020,891
TOTAL FINANCIALS		100,767,276
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
3.75% 2/10/09	2,230,000	2,166,924
4.125% 8/15/09	675,000	657,925
		2,824,849
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	$ 2,600,000	$ 2,542,761
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,901,322
Airlines - 0.9%
America West Airlines pass thru certificates 7.33% 7/2/08	1,600,479	1,604,480
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	307,194	309,114
6.978% 10/1/12	81,918	83,146
7.024% 4/15/11	2,000,000	2,045,000
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,025,038
7.056% 3/15/11	355,000	362,988
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	360,000	377,100
United Airlines pass thru trust certificates:
6.071% 9/1/14	817,500	822,568
6.201% 3/1/10	663,311	670,773
6.602% 9/1/13	1,598,338	1,622,313
7.186% 10/1/12	1,290,347	1,314,541
		13,237,061
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,223,584
5.625% 1/15/12	3,030,000	2,997,749
		4,221,333
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	2,880,000	2,874,102
TOTAL INDUSTRIALS		26,776,579
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 4.608% 11/16/07	6,000,000	5,972,370
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	855,000	880,650
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 1,465,000	$ 1,433,936
TOTAL MATERIALS		2,314,586
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.2%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,782,027
AT&T Corp. 6% 3/15/09	3,720,000	3,749,782
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,727,467
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	3,980,144
Sprint Capital Corp. 7.625% 1/30/11	4,000,000	4,235,552
Telecom Italia Capital SA:
4% 11/15/08	3,690,000	3,607,318
4% 1/15/10	3,450,000	3,321,256
Telefonica Emisiones SAU 5.984% 6/20/11	5,000,000	5,065,015
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,211,566
4.75% 1/27/10	3,355,000	3,291,591
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,220,000
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,140,231
7.25% 12/1/10	4,205,000	4,448,936
		44,780,885
Wireless Telecommunication Services - 0.5%
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,827,209
Vodafone Group PLC 5.5% 6/15/11	4,000,000	3,997,208
		7,824,417
TOTAL TELECOMMUNICATION SERVICES		52,605,302
UTILITIES - 2.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,678,242
Commonwealth Edison Co. 5.4% 12/15/11	992,000	974,099
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,599,063
Exelon Corp. 4.45% 6/15/10	3,750,000	3,628,016
Pepco Holdings, Inc.:
4% 5/15/10	1,125,000	1,076,051
5.5% 8/15/07	2,398,000	2,398,950
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 7.1% 3/1/11	$ 2,181,000	$ 2,298,061
TXU Energy Co. LLC 6.125% 3/15/08	935,000	937,283
		17,589,765
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	780,000	836,180
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,070,000
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,370,517
TXU Corp. 4.8% 11/15/09	1,500,000	1,471,875
		5,912,392
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
4.125% 2/15/08	2,610,000	2,585,088
6.3% 9/30/66 (g)	885,000	893,907
DTE Energy Co.:
5.63% 8/16/07	2,965,000	2,964,875
7.05% 6/1/11	1,600,000	1,682,539
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	705,000	702,419
PSEG Funding Trust I 5.381% 11/16/07	3,575,000	3,568,447
Sempra Energy 4.75% 5/15/09	1,055,000	1,041,801
		13,439,076
TOTAL UTILITIES		37,777,413
TOTAL NONCONVERTIBLE BONDS (Cost $306,216,150)		304,990,782
U.S. Government and Government Agency Obligations - 20.7%

U.S. Government Agency Obligations - 13.0%
Fannie Mae:
3.25% 8/15/08	6,089,000	5,944,350
3.25% 2/15/09	13,000,000	12,581,556
4.75% 3/12/10	46,673,000	46,184,520
Freddie Mac:
4.25% 7/15/09	12,693,000	12,460,464
4.875% 2/9/10 (b)	23,000,000	22,847,073
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5% 6/11/09	$ 57,187,000	$ 56,991,641
5.125% 4/18/11	27,000,000	26,965,008
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		183,974,612
U.S. Treasury Obligations - 7.7%
U.S. Treasury Notes:
4.5% 4/30/09 (d)	48,570,000	48,196,801
4.75% 2/28/09 (e)(f)	12,500,000	12,458,013
4.875% 8/15/09	47,858,000	47,816,890
TOTAL U.S. TREASURY OBLIGATIONS		108,471,704
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $294,185,399)		292,446,316
U.S. Government Agency - Mortgage Securities - 10.2%

Fannie Mae - 7.9%
3.724% 10/1/33 (g)	154,042	151,914
3.75% 1/1/34 (g)	136,954	134,857
3.757% 10/1/33 (g)	146,984	146,126
3.787% 6/1/34 (g)	732,645	718,159
3.802% 6/1/33 (g)	124,335	124,546
3.811% 10/1/33 (g)	1,747,559	1,726,403
3.826% 4/1/33 (g)	424,173	425,435
3.85% 10/1/33 (g)	3,616,059	3,578,387
3.878% 6/1/33 (g)	591,317	592,001
3.915% 6/1/34 (g)	1,033,977	1,016,038
3.945% 5/1/33 (g)	53,055	52,743
3.995% 10/1/18 (g)	102,975	101,925
4.021% 4/1/33 (g)	45,833	45,789
4.084% 2/1/35 (g)	77,262	77,297
4.1% 1/1/35 (g)	249,837	250,177
4.132% 7/1/34 (g)	681,908	671,638
4.167% 1/1/35 (g)	329,803	323,472
4.25% 1/1/34 (g)	209,521	207,414
4.25% 2/1/34 (g)	181,128	179,253
4.25% 2/1/35 (g)	157,904	155,040
4.277% 10/1/33 (g)	61,860	61,366
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.277% 5/1/35 (g)	$ 164,936	$ 165,373
4.278% 11/1/34 (g)	1,121,559	1,105,941
4.281% 8/1/33 (g)	279,856	279,845
4.291% 3/1/33 (g)	162,490	163,617
4.292% 3/1/35 (g)	128,440	128,512
4.297% 1/1/34 (g)	170,431	168,893
4.298% 1/1/34 (g)	1,016,088	1,006,032
4.302% 2/1/35 (g)	1,063,557	1,045,206
4.303% 3/1/33 (g)	83,558	81,946
4.308% 3/1/35 (g)	304,253	303,347
4.313% 6/1/33 (g)	82,733	83,257
4.322% 4/1/35 (g)	73,462	73,301
4.347% 1/1/35 (g)	163,950	161,404
4.365% 2/1/34 (g)	318,528	315,780
4.385% 7/1/33 (g)	849,311	832,685
4.397% 2/1/35 (g)	244,766	240,649
4.4% 10/1/34 (g)	752,117	742,887
4.401% 5/1/35 (g)	114,652	114,658
4.408% 10/1/34 (g)	1,421,282	1,427,945
4.425% 5/1/35 (g)	421,581	420,607
4.429% 3/1/35 (g)	224,213	220,543
4.443% 8/1/34 (g)	448,317	444,674
4.5% 7/1/35 (g)	353,507	351,090
4.503% 2/1/35 (g)	121,814	122,271
4.505% 2/1/35 (g)	848,697	855,506
4.511% 2/1/35 (g)	73,061	73,237
4.516% 10/1/35 (g)	81,717	81,245
4.52% 1/1/35 (g)	179,167	178,351
4.522% 7/1/35 (g)	500,106	498,202
4.523% 8/1/35 (g)	331,208	330,656
4.542% 6/1/35 (g)	473,596	472,169
4.575% 2/1/35 (g)	651,593	643,022
4.582% 2/1/35 (g)	622,485	617,334
4.647% 3/1/35 (g)	1,037,876	1,043,420
4.664% 7/1/35 (g)	823,471	815,592
4.702% 6/1/35 (g)	1,132,151	1,132,425
4.706% 10/1/34 (g)	493,586	489,570
4.719% 3/1/35 (g)	49,764	50,070
4.725% 7/1/34 (g)	428,008	425,183
4.766% 12/1/34 (g)	135,273	134,111
4.774% 10/1/35 (g)	757,003	747,730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.786% 8/1/35 (g)	$ 464,432	$ 458,083
4.787% 3/1/35 (g)	528,253	523,012
4.804% 3/1/35 (g)	650,691	644,343
4.806% 11/1/34 (g)	420,167	416,944
4.812% 2/1/33 (g)	204,410	206,121
4.814% 10/1/35 (g)	584,951	583,666
4.84% 1/1/35 (g)	2,730,036	2,710,022
4.84% 10/1/35 (g)	376,220	373,545
4.868% 7/1/34 (g)	625,247	622,038
4.869% 7/1/35 (g)	1,860,372	1,844,935
4.87% 5/1/33 (g)	5,989	6,028
4.881% 8/1/34 (g)	123,985	124,094
4.888% 10/1/35 (g)	307,075	306,552
4.924% 2/1/35 (g)	1,446,125	1,436,663
4.947% 8/1/34 (g)	1,330,633	1,325,694
4.968% 4/1/35 (g)	375,023	375,637
4.977% 11/1/35 (g)	8,629,701	8,561,975
5% 3/1/18 to 6/1/18	2,721,432	2,660,105
5% 9/1/34 (g)	1,962,988	1,956,096
5.025% 7/1/34 (g)	63,101	62,907
5.059% 5/1/35 (g)	830,077	836,450
5.084% 9/1/34 (g)	150,222	149,850
5.095% 5/1/35 (g)	418,323	420,891
5.131% 1/1/36 (g)	1,167,241	1,166,321
5.153% 9/1/35 (g)	3,818,681	3,793,455
5.163% 5/1/35 (g)	523,583	521,204
5.165% 8/1/33 (g)	197,519	197,747
5.165% 9/1/35 (g)	2,475,980	2,460,654
5.17% 6/1/35 (g)	589,094	592,235
5.175% 3/1/35 (g)	82,451	82,252
5.268% 11/1/36 (g)	533,807	534,494
5.306% 2/1/36 (g)	1,629,034	1,624,737
5.307% 2/1/36 (g)	557,036	555,544
5.315% 7/1/35 (g)	71,032	71,485
5.328% 12/1/34 (g)	206,390	206,454
5.329% 1/1/34 (g)	102,718	102,967
5.371% 2/1/36 (g)	201,168	201,397
5.402% 11/1/35 (g)	693,261	693,066
5.5% 7/1/13 to 9/1/24	12,342,123	12,265,536
5.504% 5/1/36 (g)	856,195	859,749
5.532% 11/1/36 (g)	1,082,661	1,084,912
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.814% 1/1/36 (g)	$ 1,058,985	$ 1,063,145
5.837% 3/1/36 (g)	1,625,084	1,634,427
5.93% 4/1/36 (g)	954,396	961,101
6% 4/1/24	4,107,867	4,122,774
6.074% 9/1/36 (g)	736,008	742,125
6.08% 4/1/36 (g)	273,002	275,043
6.18% 4/1/36 (g)	639,044	645,461
6.5% 2/1/08 to 3/1/35	8,650,056	8,858,748
6.606% 9/1/36 (g)	2,168,010	2,193,658
6.729% 9/1/36 (g)	8,077,041	8,204,060
7% 3/1/08 to 6/1/32	861,689	886,246
7.5% 5/1/12 to 10/1/14	65,955	68,397
11.5% 11/1/15	41,593	44,279
TOTAL FANNIE MAE		112,647,590
Freddie Mac - 2.1%
4.081% 1/1/35 (g)	560,062	558,120
4.288% 2/1/35 (g)	399,476	399,151
4.29% 3/1/35 (g)	175,803	174,842
4.299% 12/1/34 (g)	236,385	231,772
4.377% 2/1/35 (g)	230,112	225,583
4.406% 8/1/35 (g)	3,676,365	3,645,097
4.425% 3/1/35 (g)	226,204	221,607
4.427% 2/1/34 (g)	179,896	177,890
4.429% 6/1/35 (g)	293,642	291,712
4.456% 3/1/35 (g)	227,795	223,562
4.541% 2/1/35 (g)	386,831	379,946
4.777% 3/1/33 (g)	70,787	71,649
4.91% 11/1/35 (g)	889,437	885,358
4.926% 9/1/35 (g)	873,814	863,687
4.991% 4/1/35 (g)	951,275	954,226
5.141% 8/1/36 (g)	655,147	653,506
5.192% 1/1/36 (g)	805,209	803,135
5.28% 6/1/35 (g)	623,811	621,196
5.5% 7/1/23 to 4/1/24	3,727,386	3,663,382
5.571% 12/1/35 (g)	1,282,883	1,283,705
5.584% 5/1/36 (g)	2,057,206	2,055,227
5.775% 1/1/37 (g)	1,270,000	1,276,524
5.893% 6/1/35 (g)	387,744	396,220
6.758% 9/1/36 (g)	7,455,122	7,548,557
6.767% 9/1/36 (g)	1,712,872	1,738,053
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 5/1/26 to 7/1/28	$ 167,706	$ 179,884
12% 11/1/19	12,349	13,695
TOTAL FREDDIE MAC		29,537,286
Government National Mortgage Association - 0.2%
3.75% 1/20/34 (g)	880,662	874,705
4.25% 7/20/34 (g)	570,753	567,138
7% 1/15/25 to 6/15/32	783,099	816,231
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,258,074
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $145,101,830)		144,442,950
Asset-Backed Securities - 17.4%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	722,505	685,698
Series 2004-2 Class A2, 5.62% 7/25/34 (g)	598,223	599,384
Series 2004-4 Class A2D, 5.67% 1/25/35 (g)	197,174	197,576
ACE Securities Corp. Series 2003-HE1:
Class M1, 5.97% 11/25/33 (g)	405,273	406,195
Class M2, 7.02% 11/25/33 (g)	229,744	231,178
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	2,000,000	1,978,203
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (c)(g)	1,013,516	1,015,927
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	141,459	140,836
Class D, 5.07% 7/6/10	1,105,000	1,099,144
Series 2004-CA Class A4, 3.61% 5/6/11	621,446	611,751
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,480,905
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,867,463
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	4,120,414
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,110,407
Series 2006-RM Class A1, 5.37% 10/6/09	3,000,000	2,999,745
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.02% 11/25/34 (g)	1,370,000	1,374,738
Series 2004-R11 Class M1, 5.98% 11/25/34 (g)	2,040,000	2,046,926
Series 2004-R9 Class M2, 5.97% 10/25/34 (g)	1,515,000	1,524,358
Asset-Backed Securities - continued
	Principal Amount	Value
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (g)	$ 123,610	$ 123,785
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (c)	4,100,000	4,059,341
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.12% 9/25/33 (g)	3,100,000	3,116,444
Series 2003-W7:
Class A2, 5.71% 3/1/34 (g)	76,477	76,667
Class M1, 6.01% 3/1/34 (g)	2,500,000	2,511,553
Series 2003-W9 Class M1, 6.01% 3/25/34 (g)	1,544,402	1,552,192
Series 2004-W5 Class M1, 5.92% 4/25/34 (g)	830,000	834,719
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (g)	3,530,000	3,529,294
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (g)	485,000	487,239
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 6.44% 6/25/34 (g)	700,000	703,293
Series 2004-HE6 Class A2, 5.68% 6/25/34 (g)	741,387	742,486
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (g)	1,830,000	1,834,168
Class M2, 5.82% 3/25/35 (g)	460,000	461,309
Series 2005-HE3 Class A4, 5.52% 4/25/35 (g)	162,536	162,547
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (g)	873,609	874,438
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (g)	540,095	540,428
Bear Stearns Asset Backed Securities, Inc.:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (g)	794,000	803,103
Class M3, 6.37% 9/25/34 (g)	540,000	549,801
Class M4, 6.52% 9/25/34 (g)	460,000	455,627
Series 2004-HE8 Class M1, 5.97% 9/25/34 (g)	1,800,000	1,804,258
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,024,146
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (g)	1,240,000	1,244,386
Series 2006-1 Class B, 5.26% 10/15/10	500,000	497,448
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	215,000	214,579
Class C, 5.77% 5/20/10 (c)	205,000	205,391
Class D, 6.15% 4/20/11 (c)	345,000	347,256
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,072,912
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	749,997
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	$ 1,430,000	$ 1,419,734
Class D, 4.8% 9/15/12	1,220,000	1,208,658
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (g)	1,700,000	1,703,714
Series 2001-6 Class C, 6.7% 6/15/11 (c)	3,200,000	3,241,750
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,819,996
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (c)(g)	645,000	645,962
Class B, 6.07% 7/20/39 (c)(g)	340,000	342,544
Class C, 6.42% 7/20/39 (c)(g)	435,000	437,871
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,942,960
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,067,817
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (c)(g)	185,000	122,100
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	2,700,000	2,706,733
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.37% 1/25/33 (g)	600,264	600,558
Chase Credit Card Master Trust Series 2003-6 Class B, 5.67% 2/15/11 (g)	2,150,000	2,160,734
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (g)	3,305,000	3,319,104
Series 2006-C3 Class C3, 5.55% 6/15/11 (g)	2,905,000	2,905,503
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	2,870,000	2,863,670
Class B, 5.23% 2/20/13	608,110	606,931
Class D, 5.48% 2/20/13	677,163	676,354
Series 2006-VT2 Class A3, 5.07% 2/20/10	4,395,000	4,376,557
Citibank Credit Card Issuance Trust Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,305,150
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A, 5.73% 12/25/33 (c)(g)	896,775	896,775
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	804,854
Series 2007-A Class A3, 4.98% 10/15/10	2,350,000	2,337,388
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	5,690,000	675,688
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 7.32% 9/25/32 (g)	467,818	468,398
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2:
Class 3A4, 5.57% 7/25/34 (g)	$ 86,799	$ 86,869
Class M1, 5.82% 5/25/34 (g)	1,075,000	1,076,997
Series 2004-3 Class 3A4, 5.57% 8/25/34 (g)	353,660	353,949
Series 2004-4:
Class A, 5.69% 8/25/34 (g)	64,883	64,919
Class M2, 5.85% 6/25/34 (g)	920,000	922,220
CPS Auto Receivables Trust Series 2006-B Class A3, 5.73% 6/15/16 (c)	1,244,997	1,250,249
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-FRE1 Class B1, 7.12% 4/25/34 (g)	506,239	506,822
Series 2005-FIX1 Class A2, 4.31% 5/25/35	1,334,867	1,313,879
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	956,535
Discover Card Master Trust I Series 2003-4 Class B1, 5.65% 5/16/11 (g)	1,775,000	1,781,907
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	1,015,037	1,033,816
Class E, 6.971% 3/8/10 (c)	865,000	885,199
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (c)	15,202	15,190
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	2,067,276	2,060,141
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	2,355,000	2,354,022
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (c)	1,625,000	1,627,641
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.57% 5/28/35 (g)	159,655	159,797
Class AB3, 5.7181% 5/28/35 (g)	62,502	62,665
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.49% 7/25/36 (g)	1,240,000	1,225,811
Class M1, 5.63% 7/25/36 (g)	2,480,000	2,417,005
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	1,154,210	1,149,760
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	4,046,235
Class B, 3.88% 1/15/10	590,000	580,702
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,039,847
Series 2006-C Class B, 5.3% 6/15/12	750,000	744,124
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust:
Series 2006-1 Class A3, 5.04% 1/20/11	$ 1,600,000	$ 1,592,220
Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,485,893
Class C, 5.43% 2/16/15	1,845,000	1,819,210
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (g)	93,578	93,613
Class M2, 5.82% 2/25/34 (g)	150,000	150,091
Series 2004-C Class M1, 5.97% 8/25/34 (g)	1,120,000	1,125,338
Series 2004-D:
Class M4, 6.27% 11/25/34 (g)	295,000	295,060
Class M5, 6.32% 11/25/34 (g)	245,000	244,764
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,306,950	1,290,256
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(i)	59,141,652	544,103
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	111,204,734	868,854
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.66% 4/20/32 (g)	440,168	439,979
GSAMP Trust:
Series 2002-NC1 Class A2, 5.96% 7/25/32 (g)	4,389	4,438
Series 2003-HE2 Class M1, 5.97% 8/25/33 (g)	650,000	650,574
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (g)	1,135,931	1,135,444
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (c)(g)	2,090,060	2,062,262
Series 2006-3:
Class B, 5.72% 9/25/46 (c)(g)	700,000	693,000
Class C, 5.87% 9/25/46 (c)(g)	1,750,000	1,715,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (c)(g)	4,400,000	4,353,225
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.67% 6/25/32 (g)	5,664	5,667
Series 2003-3 Class A4, 5.78% 2/25/33 (g)	493	493
Series 2003-5 Class A2, 5.67% 12/25/33 (g)	39,981	40,012
Series 2003-7 Class A2, 5.7% 3/25/34 (g)	4,243	4,248
Series 2003-8 Class M1, 6.04% 4/25/34 (g)	624,684	625,626
Series 2004-1 Class M2, 6.52% 6/25/34 (g)	655,000	658,991
Series 2004-3:
Class M1, 5.89% 8/25/34 (g)	237,888	238,321
Class M2, 6.52% 8/25/34 (g)	465,000	467,303
Series 2004-6 Class A2, 5.67% 12/25/34 (g)	180,362	180,525
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	1,120,296	1,104,978
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	$ 3,500,000	$ 3,519,389
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (g)	271,898	272,044
Class M2, 5.81% 1/20/35 (g)	203,924	203,996
Series 2005-3 Class A1, 5.58% 1/20/35 (g)	1,690,317	1,689,578
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,098,015
Class C, 4.22% 2/15/12	185,000	183,020
Series 2006-B Class C, 5.25% 5/15/13	620,000	616,690
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	3,260,000	3,259,890
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	490,000	488,720
Class C, 5.61% 12/15/14 (c)	1,735,000	1,741,846
Lancer Funding Ltd. Series 2006-1A Class A3, 7.055% 4/6/46 (c)(g)	961,249	937,198
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	871,571	857,562
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	212,479	212,965
Class C, 6.125% 4/20/28 (c)	212,479	213,287
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.36% 9/15/10 (g)	1,500,000	1,503,569
Series 2000-L Class B, 5.82% 4/15/10 (g)	650,000	651,013
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.82% 7/25/34 (g)	400,821	400,923
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (g)	1,145,000	1,149,689
Series 2004-FM1 Class M2, 6.47% 1/25/35 (g)	154,204	154,576
Morgan Stanley ABS Capital I, Inc. Series 2004-HE6 Class A2, 5.66% 8/25/34 (g)	284,462	285,015
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 6.925% 10/25/31 (g)	19,434	19,453
Series 2002-AM3 Class A3, 5.81% 2/25/33 (g)	79,980	80,029
Series 2002-HE2 Class M1, 6.82% 8/25/32 (g)	859,545	859,964
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(g)	616,912	617,325
Series 2003-NC1 Class M1, 6.895% 11/25/32 (g)	500,739	501,221
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(i)	1,725,000	378,670
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	$ 1,410,000	$ 254,043
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,885,000	681,635
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	1,265,000	251,609
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	4,090,000	565,361
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	900,000	144,313
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	152,315
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	1,409,696
Series 2006-4 Class AI0, 6.35% 2/27/12 (i)	880,000	225,676
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,142,365
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (c)(g)	1,000,000	970,948
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	1,898,105	1,894,133
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,191,197
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,679,263
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	224,418	223,737
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.44% 8/25/36 (g)	932,300	932,237
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (g)	1,905,000	1,913,450
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (g)	640,000	644,188
Class M2, 6% 9/25/34 (g)	380,000	382,173
Class M3, 6.57% 9/25/34 (g)	730,000	735,926
Class M4, 6.77% 9/25/34 (g)	1,000,000	1,003,820
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (g)	20,356	20,360
Series 2004-WHQ2 Class A3E, 5.74% 2/25/35 (g)	274,914	275,522
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	680,000	678,622
Class C, 5.77% 5/25/10 (c)	630,000	628,272
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	1,386,045
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	294,978	285,696
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (g)	2,600,000	2,628,367
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (g)	301,202	301,231
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	3,175,000	3,155,590
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-2 Class MV1, 5.9% 8/25/35 (g)	$ 980,000	$ 980,228
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 5.84% 2/25/34 (g)	603,461	604,771
Sierra Timeshare Receivables Fund LLC Series 2006-1A:
Class A1, 5.84% 5/20/18 (c)	1,203,356	1,208,302
Class A2, 5.47% 5/20/18 (c)(g)	3,394,976	3,394,959
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.5549% 6/15/21 (g)	1,800,000	1,812,681
Series 2004-A:
Class B, 5.9349% 6/15/33 (g)	400,000	406,400
Class C, 6.3049% 6/15/33 (g)	1,020,000	1,031,351
Series 2004-B Class C, 6.23% 9/15/33 (g)	1,900,000	1,913,110
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,477,850
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.62% 11/25/35 (g)	1,803,421	1,807,214
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(g)	2,520,000	2,532,609
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (g)	1,405,000	1,416,791
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (g)	83,246	83,546
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,608,427
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	3,615,000	3,596,792
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,639,675
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	3,960,000	3,951,793
Class D, 5.54% 12/20/12 (c)	2,245,000	2,241,799
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	394,980	391,906
Series 2004-4 Class D, 3.58% 5/17/12	343,479	339,859
Series 2005-1 Class D, 4.09% 8/15/12	306,321	303,387
Series 2005-3 Class C, 4.54% 5/17/13	850,000	838,726
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (c)(g)	2,584,120	2,584,120
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	425,535	423,316
TOTAL ASSET-BACKED SECURITIES (Cost $246,248,963)		245,575,996
Collateralized Mortgage Obligations - 9.7%
	Principal Amount	Value
Private Sponsor - 5.9%
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1545% 10/25/33 (g)	$ 5,520,000	$ 5,460,626
Series 2004-J Class 2A1, 4.7773% 11/25/34 (g)	799,962	790,069
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0854% 8/25/35 (g)	2,344,254	2,344,943
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (g)	513,957	514,827
Series 2005-2 Class 1A1, 5.57% 3/25/35 (g)	927,708	928,499
Series 2005-5 Class 1A1, 5.54% 7/25/35 (g)	821,840	822,229
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	495,994	493,984
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (g)	190,830	191,315
Series 2004-2 Class 7A3, 5.72% 2/25/35 (g)	480,038	481,927
Series 2004-4 Class 5A2, 5.72% 3/25/35 (g)	177,971	178,545
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (g)	61,000	61,018
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (g)	121,549	121,717
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (g)	135,617	135,783
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.86% 12/20/54 (g)	1,800,000	1,798,875
Series 2005-4:
Class C1, 5.79% 12/20/54 (g)	689,596	689,623
Class M2, 5.64% 12/20/54 (g)	1,300,000	1,300,844
Series 2006-1A Class C2, 5.96% 12/20/54 (c)(g)	1,100,000	1,099,967
Series 2006-2 Class C1, 5.8281% 12/20/54 (g)	2,575,000	2,572,485
GSAMP Trust Series 2007-AR2 Class 2A1, 4.853% 4/25/35 (g)	826,805	817,234
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (g)	4,232,585	4,220,054
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (g)	751,526	754,412
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.71% 10/25/34 (g)	234,530	234,684
Series 2004-9:
Class M2, 5.97% 1/25/35 (g)	246,059	246,382
Class M3, 6.02% 1/25/35 (g)	182,402	182,673
Class M4, 6.37% 1/25/35 (g)	93,037	93,125
Series 2005-1:
Class M1, 5.78% 4/25/35 (g)	283,226	283,446
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M2, 5.82% 4/25/35 (g)	$ 488,566	$ 488,836
Class M3, 5.85% 4/25/35 (g)	120,371	120,511
JP Morgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9513% 11/25/35 (g)	400,000	391,284
Series 2006-A2 Class 5A1, 3.7551% 11/25/33 (g)	4,125,247	4,068,355
Series 2007-A1:
Class 3A2, 5.0105% 7/25/35 (g)	3,363,557	3,321,072
Class 7A3, 5.3012% 7/25/35 (g)	4,990,000	4,918,244
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (c)(g)	599,659	601,513
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.41% 5/25/46 (g)	1,923,629	1,922,769
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (g)	219,944	220,150
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	225,966	223,389
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2377% 8/25/17 (g)	877,301	888,459
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (g)	636,799	639,137
Series 2003-F Class A2, 5.6538% 10/25/28 (g)	744,687	745,352
Series 2004-B Class A2, 5.6388% 6/25/29 (g)	1,087,654	1,088,014
Series 2004-C Class A2, 5.67% 7/25/29 (g)	680,934	681,622
Series 2004-D Class A2, 5.6738% 9/25/29 (g)	659,276	659,871
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	4,236,749	13,600
Series 2003-G Class XA1, 1% 1/25/29 (i)	3,475,425	18,102
Series 2003-H Class XA1, 1% 1/25/29 (i)	2,759,372	16,165
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (g)	740,966	741,543
Class A2, 5.77% 12/25/34 (g)	1,001,676	1,009,386
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (g)	1,689,185	1,695,025
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.99% 6/10/42 (g)	915,000	916,323
Series 3 Class C, 6.16% 6/10/42 (g)	1,935,000	1,952,494
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	593,265	597,684
Series 2005-AR5 Class 1A1, 4.814% 9/19/35 (g)	665,651	667,527
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	$ 411,128	$ 395,887
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,373,712
Class E, 6.706% 11/15/35 (c)	365,000	364,775
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(i)	3,585,850	11,758
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (g)	243,202	243,162
Series 2004-3 Class A, 5.5706% 5/20/34 (g)	556,277	556,282
Series 2004-4 Class A, 5.6206% 5/20/34 (g)	462,851	462,778
Series 2004-5 Class A3, 5.6409% 6/20/34 (g)	530,534	530,321
Series 2004-6 Class A3A, 5.6675% 6/20/35 (g)	401,931	402,391
Series 2004-7 Class A3A, 5.71% 8/20/34 (g)	478,976	479,913
Series 2004-8 Class A2, 5.755% 9/20/34 (g)	622,966	624,539
Series 2005-1 Class A2, 5.6406% 2/20/35 (g)	504,035	505,461
Series 2003-8 Class X1, 0.8% 1/20/34 (g)(i)	15,599,139	22,558
Series 2004-1 Class X1, 0.8% 2/20/34 (i)	3,380,600	3,232
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.52% 6/25/35 (g)	489,627	489,584
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.72% 9/25/33 (c)(g)	208,815	208,905
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1991% 10/20/35 (g)	320,000	317,915
WaMu Mortgage pass-thru certificates Series 2007-HY1 Class 4A1, 5.4859% 2/25/37 (g)	2,241,643	2,226,374
WaMu Mortgage Securities Corp. sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	172,263	176,542
Series 2004-RA2 Class 2A, 7% 7/25/33	233,436	237,521
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.5996% 7/25/36 (g)	2,510,000	2,511,727
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,415,661	1,359,919
Series 2004-M Class A3, 4.6655% 8/25/34 (g)	569,251	566,717
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	4,346,273	4,267,531
Series 2005-AR4 Class 2A2, 4.5246% 4/25/35 (g)	7,264,466	7,132,777
Series 2006-AR8 Class 2A6, 5.2413% 4/25/36 (g)	3,295,000	3,251,116
TOTAL PRIVATE SPONSOR		84,149,110
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 3.8%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 931,019	$ 941,509
Series 1994-30 Class JA, 5% 7/25/23	294,454	293,521
Series 2006-64 Class PA, 5.5% 2/25/30	7,813,862	7,791,181
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	7,139,904	7,148,563
Series 2006-54 Class PE, 6% 2/25/33	2,207,253	2,212,599
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,286,071	1,297,148
Series 2003-76 Class BA, 4.5% 3/25/18	3,444,290	3,330,988
Series 2004-3 Class BA, 4% 7/25/17	143,538	137,948
Series 2004-86 Class KC, 4.5% 5/25/19	568,128	549,353
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	578,893	583,614
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2489 Class PD, 6% 2/15/31	150,715	150,673
Series 2535 Class PC, 6% 9/15/32	1,915,555	1,920,655
Series 2625 Class QX, 2.25% 3/15/22	148,109	146,502
Series 2640 Class QG, 2% 4/15/22	185,001	182,562
Series 2645 Class PW, 3.25% 7/15/26	4,352,194	4,217,344
Series 2690 Class PD, 5% 2/15/27	2,980,000	2,947,060
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,147,757
Series 2901 Class UM, 4.5% 1/15/30	4,743,250	4,617,481
sequential payer:
Series 2523 Class JB, 5% 6/15/15	685,092	681,862
Series 2609 Class UJ, 6% 2/15/17	1,370,846	1,384,074
Series 2635 Class DG, 4.5% 1/15/18	3,882,193	3,759,657
Series 2780 Class A, 4% 12/15/14	3,445,171	3,345,717
Series 2786 Class GA, 4% 8/15/17	1,642,561	1,577,983
Series 2970 Class YA, 5% 9/15/18	1,443,542	1,426,100
Series 1803 Class A, 6% 12/15/08	242,287	242,606
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	263,502	264,260
TOTAL U.S. GOVERNMENT AGENCY		53,298,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,095,433)		137,447,827
Commercial Mortgage Securities - 8.2%
	Principal Amount	Value
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0004% 2/3/11 (c)(g)(i)	$ 14,961,874	$ 474,616
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	10,612	10,625
Series 1997-D5 Class PS1, 1.6524% 2/14/43 (g)(i)	8,032,793	263,828
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5 Class A1, 5.185% 7/10/11	679,663	675,084
Series 2006-6 Class XP, 0.6057% 10/10/45 (g)(i)	34,755,260	747,513
Series 2007-2 Class A1, 5.421% 1/10/12	1,105,000	1,105,141
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	1,993,003	1,980,356
Series 2002-2 Class XP, 2.0046% 7/11/43 (c)(g)(i)	6,552,208	255,778
Series 2004-6 Class XP, 0.7116% 12/10/42 (g)(i)	12,943,755	221,046
Series 2005-4 Class XP, 0.3401% 7/10/45 (g)(i)	16,889,029	148,321
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (c)(g)	150,612	151,986
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(g)	1,381,181	1,378,331
Class B, 6.28% 7/14/11 (c)(g)	688,752	686,811
Class C, 6.43% 7/14/11 (c)(g)	1,379,342	1,375,308
Class D, 7.06% 7/14/11 (c)(g)	801,662	801,675
Series 2006-LAQ:
Class H, 6% 2/9/21 (g)	650,000	650,649
Class J, 6.09% 2/9/21 (g)	470,000	473,198
Class K, 6.32% 2/9/21 (g)	1,305,000	1,293,592
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.9% 12/25/33 (c)(g)	1,614,445	1,616,198
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(g)	762,141	762,736
Class B, 7.22% 4/25/34 (c)(g)	95,268	94,672
Class M1, 5.88% 4/25/34 (c)(g)	47,634	47,678
Class M2, 6.52% 4/25/34 (c)(g)	47,634	47,738
Series 2004-2:
Class A, 5.75% 8/25/34 (c)(g)	889,535	891,342
Class M1, 5.9% 8/25/34 (c)(g)	286,853	287,257
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(g)	1,007,049	1,008,308
Class A2, 5.74% 1/25/35 (c)(g)	157,351	157,573
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(g)	$ 1,399,203	$ 1,402,046
Class B1, 6.72% 1/25/36 (c)(g)	87,450	87,177
Class M1, 5.77% 1/25/36 (c)(g)	437,251	437,866
Class M2, 5.79% 1/25/36 (c)(g)	174,900	174,955
Class M3, 5.82% 1/25/36 (c)(g)	174,900	174,545
Class M4, 5.93% 1/25/36 (c)(g)	87,450	86,685
Class M5, 5.97% 1/25/36 (c)(g)	87,450	86,535
Class M6, 6.02% 1/25/36 (c)(g)	87,450	86,330
Series 2007-1:
Class A2, 5.59% 3/25/37 (c)(g)	521,938	520,714
Class B1, 5.99% 3/25/37 (c)(g)	165,849	161,237
Class B2:
6.47% 3/25/37 (c)(g)	121,948	118,290
6.92% 7/25/37 (c)(g)	310,000	310,000
Class B3, 8.67% 3/25/37 (c)(g)	341,455	333,985
Class M1, 5.59% 3/25/37 (c)(g)	141,460	140,598
Class M2, 5.61% 3/25/37 (c)(g)	107,314	106,459
Class M3, 5.64% 3/27/37 (c)(g)	92,681	91,594
Class M4, 5.69% 3/25/37 (c)(g)	68,291	66,562
Class M5, 5.74% 3/25/37 (c)(g)	117,070	113,851
Class M6, 5.82% 3/25/37 (c)(g)	160,971	156,193
Series 2007-3:
Class B1, 6.27% 7/25/37 (c)(g)	120,000	120,000
Class B3, 9.32% 7/25/37 (c)(g)	160,000	160,000
Class M1, 5.63% 7/25/37 (g)	105,000	105,000
Class M2, 5.66% 7/25/37 (g)	110,000	110,000
Class M3, 5.69% 7/25/37 (g)	180,000	180,000
Class M4, 5.82% 7/25/37 (g)	285,000	285,000
Class M5, 5.92% 7/25/37 (g)	140,000	140,000
Class M6, 6.12% 7/25/37 (g)	110,000	110,000
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	8,383,752	401,176
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	16,739,942	1,548,453
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	625,000	617,543
Series 2002-TOP8 Class X2, 2.2658% 8/15/38 (c)(g)(i)	6,968,028	396,816
Series 2003-PWR2 Class X2, 0.6537% 5/11/39 (c)(g)(i)	18,830,339	310,669
Series 2004-PWR6 Class X2, 0.8166% 11/11/41 (c)(g)(i)	7,562,712	194,002
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2005-PWR9 Class X2, 0.5521% 9/11/42 (c)(g)(i)	$ 49,152,296	$ 830,133
Series 2006-PW13 Class A1, 5.294% 9/11/41	2,699,093	2,690,554
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8703% 5/15/35 (c)(g)(i)	41,908,074	2,126,227
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	985,000	959,304
Series 2004-C2 Class XP, 1.134% 10/15/41 (c)(g)(i)	9,228,024	290,989
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3 Class X3, 0.6459% 10/15/48 (g)(i)	64,762,949	1,482,346
Series 2007-CD4 Class A1, 4.977% 12/11/49	1,535,747	1,516,121
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	873,644	862,850
COMM:
floater Series 2002-FL7:
Class D, 5.89% 11/15/14 (c)(g)	118,857	119,039
Class H, 7.57% 11/15/14 (c)(g)	1,232,000	1,233,439
Series 2004-LBN2 Class X2, 1.1125% 3/10/39 (c)(g)(i)	2,976,460	72,674
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.2554% 9/15/30 (g)	3,420,000	3,439,189
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	668,375	679,327
Commercial Mortgage pass-thru certificates Series 2005-LP5 Class XP, 0.5462% 5/10/43 (g)(i)	17,373,099	210,591
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.874% 12/15/39 (g)(i)	49,120,000	1,657,933
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	2,868,299	2,805,938
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	17,754,638	473,793
Series 2003-C3 Class ASP, 1.9444% 5/15/38 (c)(g)(i)	22,519,015	784,885
Series 2004-C1 Class ASP, 0.9614% 1/15/37 (c)(g)(i)	14,190,495	358,185
Series 2005-C1 Class ASP, 0.5339% 2/15/38 (c)(g)(i)	18,334,123	247,670
Series 2005-C2 Class ASP, 0.7509% 4/15/37 (c)(g)(i)	15,091,277	330,479
Commercial Mortgage Securities - continued
	Principal Amount	Value
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 1,756,358	$ 1,844,728
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	864,800	864,179
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.6813% 5/15/33 (c)(g)(i)	10,724,449	327,936
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(g)	1,490,000	1,515,073
GE Commercial Mortgage Corp. sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,935,195
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	731,997
Class C, 5.707% 2/15/36	910,000	907,183
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	4,905,337	4,815,258
Series 2004-C3 Class X2, 0.8584% 12/10/41 (g)(i)	12,260,264	241,185
Series 2006-C1 Class XP, 0.3181% 11/10/45 (g)(i)	23,161,271	185,929
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	1,150,000	1,150,436
Series 2003-C2 Class XP, 1.1952% 1/5/36 (c)(g)(i)	20,904,250	511,264
Series 2005-GG3 Class XP, 0.9655% 8/10/42 (c)(g)(i)	55,282,712	1,340,484
GS Mortgage Securities Corp. II sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,685,442
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	462,331	474,757
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,343,839
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	293,781	298,607
Class B, 7.3% 8/3/15 (c)	505,000	523,263
Class D, 7.97% 8/3/15 (c)	425,000	445,547
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	1,434,677	1,432,588
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	1,319,823	1,309,556
Series 2002-C3 Class X2, 1.166% 7/12/35 (c)(g)(i)	5,544,885	131,559
Series 2003-CB7 Class X2, 0.9222% 1/12/38 (c)(g)(i)	3,996,716	83,050
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2003-LN1 Class X2, 0.8238% 10/15/37 (c)(g)(i)	$ 24,240,862	$ 419,675
Series 2004-C1 Class X2, 1.1569% 1/15/38 (c)(g)(i)	3,685,663	103,344
Series 2004-CB8 Class X2, 1.275% 1/12/39 (c)(g)(i)	4,500,943	144,931
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	2,584,074	2,597,810
Series 1999-C1 Class A2, 6.78% 6/15/31	2,605,523	2,649,395
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,433,745
Series 2006-C6 Class A1, 5.23% 9/15/39	801,250	797,612
Series 2006-C7 Class A1, 5.279% 11/15/38	385,227	384,343
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	565,095	564,579
Series 2002-C4 Class XCP, 1.6147% 10/15/35 (c)(g)(i)	11,093,503	320,505
Series 2002-C7 Class XCP, 1.0846% 1/15/36 (c)(g)(i)	8,437,751	184,095
Series 2003-C1 Class XCP, 1.471% 12/15/36 (c)(g)(i)	5,776,896	152,638
Series 2004-C2 Class XCP, 1.2942% 3/1/36 (c)(g)(i)	10,074,481	286,541
Series 2004-C6 Class XCP, 0.8715% 8/15/36 (c)(g)(i)	15,007,405	277,999
Series 2005-C7 Class XCP, 0.3765% 11/15/40 (g)(i)	90,029,398	797,660
Series 2006-C1 Class XCP, 0.5189% 2/15/41 (g)(i)	62,000,694	1,001,733
Series 2006-C6 Class XCP, 0.8288% 9/15/39 (g)(i)	28,335,000	892,958
Series 2007-C1 Class XCP, 0.6547% 2/15/40 (g)(i)	11,025,000	283,076
Series 2007-C2:
Class A1, 5.226% 2/15/40	475,645	473,362
Class XCP, 0.5106% 2/17/40 (g)(i)	50,750,000	1,445,685
LB-UBS Westfield Trust Series 2001-WM Class X, 0.7816% 7/14/16 (c)(g)(i)	12,111,258	250,089
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (c)(g)	1,420,000	1,420,852
Class K1, 7.87% 12/16/14 (c)(g)	730,000	729,746
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7563% 7/12/34 (c)(g)(i)	4,750,221	134,070
Series 2005-GGP1 Class H, 4.374% 11/15/10	1,240,000	1,229,911
Series 2005-MCP1 Class XP, 0.7444% 6/12/43 (g)(i)	15,013,525	364,147
Series 2005-MKB2 Class XP, 0.4328% 9/12/42 (g)(i)	7,236,690	76,710
Commercial Mortgage Securities - continued
	Principal Amount	Value
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A1, 5.175% 3/12/51	$ 606,214	$ 601,869
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (g)	918,452	913,122
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,910,000	1,906,830
Series 2006-T23 Class A1, 5.682% 8/12/41	713,575	718,529
Morgan Stanley Capital I, Inc.:
sequential payer:
Series 2003-IQ5:
Class A2, 4.09% 4/15/38	524,506	519,346
Class X2, 1.0163% 4/15/38 (c)(g)(i)	7,891,453	206,253
Series 2006-HQ8 Class A1, 5.124% 3/12/44	404,014	401,524
Series 2003-IQ6 Class X2, 0.7216% 12/15/41 (c)(g)(i)	14,519,522	305,893
Series 2005-HQ5 Class X2, 0.4924% 1/14/42 (g)(i)	15,842,455	176,239
Series 2005-IQ9 Class X2, 1.1668% 7/15/56 (c)(g)(i)	13,942,378	511,386
Series 2005-TOP17 Class X2, 0.7658% 12/13/41 (g)(i)	10,636,920	264,973
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5611% 3/12/35 (c)(g)(i)	10,748,809	457,390
Series 2003-TOP9 Class X2, 1.6227% 11/13/36 (c)(g)(i)	6,932,706	288,975
Mortgage Capital Funding, Inc. sequential payer Series 1998-MC2 Class A2, 6.423% 6/18/30	882,142	883,535
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,093,793
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (c)(g)	842,822	844,929
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	572,633	575,710
Class E3, 7.253% 3/15/13 (c)	842,203	850,903
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A Class D, 5.75% 10/15/17 (c)(g)	432,829	432,894
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,306,152	2,240,392
Series 2007-C30 Class A1, 5.031% 12/15/43	867,597	858,020
Series 2007-C31 Class A1, 5.14% 4/15/47	750,000	744,492
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	1,555,913	1,495,124
Series 2005-C18 Class XP, 0.5115% 4/15/42 (g)(i)	21,824,036	305,781
Series 2006-C23 Class X, 0.2448% 1/15/45 (c)(g)(i)	280,362,982	1,780,725
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C24 Class XP, 0.2621% 3/15/45 (c)(g)(i)	$ 46,078,381	$ 299,523
Series 2007-C30 Class XP, 0.4376% 12/15/43 (c)(g)(i)	52,500,000	1,293,038
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $118,580,954)		116,600,761
Municipal Securities - 0.2%

Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series 2006 A2R, 5.03% 12/1/41 (Cost $2,366,482)	2,370,000	2,358,443
Fixed-Income Funds - 11.4%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	172,040	17,071,506
Fidelity Corporate Bond 1-5 Year Central Fund (h)	256,376	25,599,136
Fidelity Ultra-Short Central Fund (h)	1,203,864	119,351,077
TOTAL FIXED-INCOME FUNDS (Cost $162,373,178)		162,021,719
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Commercial Banks - 0.1%
National Westminster Bank PLC 7.75% (g) (Cost $1,497,650)	$ 1,430,000	1,453,955
Cash Equivalents - 6.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 68,740,150	$ 68,730,000
(Collateralized by U.S. Government Obligations) # (a)	23,739,508	23,736,000
TOTAL CASH EQUIVALENTS (Cost $92,466,000)		92,466,000
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $1,507,132,039)		1,499,804,749
NET OTHER ASSETS - (5.9)%		(83,794,977)
NET ASSETS - 100%		$ 1,416,009,772
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
148 Eurodollar 90 Day Index Contracts	June 2007	$ 146,016,800	$ (272,842)
148 Eurodollar 90 Day Index Contracts	Sept. 2007	146,026,050	(133,592)
148 Eurodollar 90 Day Index Contracts	Dec. 2007	146,042,700	(82,692)
148 Eurodollar 90 Day Index Contracts	March 2008	146,070,450	(38,967)
148 Eurodollar 90 Day Index Contracts	June 2008	146,090,800	(179,633)
148 Eurodollar 90 Day Index Contracts	Sept. 2008	146,100,050	(138,267)
97 Eurodollar 90 Day Index Contracts	Dec. 2008	95,755,975	(89,788)
TOTAL EURODOLLAR CONTRACTS			(935,781)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
24 Eurodollar 90 Day Index Contracts	March 2009	$ 23,692,200	$ 18,379
15 Eurodollar 90 Day Index Contracts	June 2009	14,807,063	(8,123)
15 Eurodollar 90 Day Index Contracts	Sept. 2009	14,805,938	(7,948)
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,804,438	(7,948)
15 Eurodollar 90 Day Index Contracts	March 2010	14,803,875	(7,935)
14 Eurodollar 90 Day Index Contracts	June 2010	13,816,075	(7,231)
14 Eurodollar 90 Day Index Contracts	Sept. 2010	13,815,200	(7,406)
14 Eurodollar 90 Day Index Contracts	Dec. 2010	13,813,975	(7,581)
5 Eurodollar 90 Day Index Contracts	March 2011	4,933,375	(2,645)
TOTAL EURODOLLAR CONTRACTS			(38,438)
			$ (974,219)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 362,000	$ (8,848)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 8.45% 9/25/34	Oct. 2034	400,000	(15,813)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	405,000	(18,110)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34

	Sept. 2034	$ 362,000	$ (7,042)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	362,000	(7,449)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	(1,914)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(4,331)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	362,000	(3,415)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(10,265)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 362,000	$ (10,770)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	800,000	(155,414)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	31,876	(149)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	117,327	(2,159)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	64,011	(625)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	900,000	(47,535)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage
Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 2,500,000	$ (285,804)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	2,500,000	(255,250)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36	August 2036	2,500,000	(302,208)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	2,500,000	(309,579)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(578)
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	2,900,000	1,793
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	1,000,000	633
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,000,000	$ 6,302
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	6,321
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	17,028
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	2,700,000	5,599
TOTAL CREDIT DEFAULT SWAPS		28,819,214	(1,409,582)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	12,800,000	12,882
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	8,280,000	8,678
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified duration factor and pay monthly notional amount mulitplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Dec. 2007	$ 6,400,000	$ 0
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2007	3,900,000	3,925
Receive monthly a return equal to Lehman Brothers U.S. CMBS Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	13,200,000	(196,576)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	13,000,000	35,121
TOTAL TOTAL RETURN SWAPS		57,580,000	(135,970)
		$ 86,399,214	$ (1,545,552)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,193,381 or 10.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $996,641.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,146,137.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,620,083 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,646,079
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$68,730,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 556,931
BNP Paribas Securities Corp.	790,058
Banc of America Securities LLC	23,103,708
Bank of America, NA	3,160,231
Barclays Capital, Inc.	6,119,510
Citigroup Global Markets, Inc.	1,580,116
Countrywide Securities Corp.	7,900,578
Greenwich Capital Markets, Inc.	790,058
Merrill Lynch Government Securities, Inc.	1,580,116
Societe Generale, New York Branch	5,925,434
UBS Securities LLC	15,801,156
WestLB AG	1,422,104
$ 68,730,000
$23,736,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	$ 23,736,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 563,499
Fidelity Corporate Bond 1-5 Year Central Fund	766,375
Fidelity Ultra-Short Central Fund	4,717,456
Total	$ 6,047,330
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 17,207,335*	$ -	$ 17,071,506	0.6%
Fidelity Corporate Bond 1-5 Year Central Fund	-	25,637,592*	-	25,599,136	2.0%
Fidelity Ultra-Short Central Fund	64,284,463	55,500,006	-	119,351,077	0.8%
Total	$ 64,284,463	$ 98,344,933	$ -	$ 162,021,719
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,506,133,353. Net unrealized depreciation aggregated $6,328,604, of which $2,590,293 related to appreciated investment securities and $8,918,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007